UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	128,000	$1,382,400
Arcos Dorados Holdings, Inc., Class A(1)	500,800	5,033,040
Banco Macro SA, Class B	130,676	1,534,656
Banco Macro SA, Class B ADR	300	35,205
Cresud SA ADR(1)	18,602	347,299
Grupo Financiero Galicia SA, Class B ADR	44,000	2,267,760
IRSA Inversiones y Representaciones SA(1)	119,544	301,778
Ledesma SAAI(1)	259,501	236,850
MercadoLibre, Inc.	23,300	6,033,069
Molinos Agro SA	18,283	202,781
Molinos Rio de la Plata SA, Class B(1)	75,026	255,706
Pampa Energia SA ADR(1)	78,660	5,120,766
Siderar SAIC	2,005,200	1,482,674
Transportadora de Gas del Sur SA(1)	252,923	1,051,959
YPF SA ADR	101,600	2,263,648

		$27,549,591

Bahrain — 0.6%
Ahli United Bank BSC	16,087,976	$11,187,618
Al Salam Bank-Bahrain BSC	14,953,766	3,678,530
GFH Financial Group BSC	11,232,727	5,070,696
Ithmaar Holding BSC(1)	21,954,746	2,793,394

		$22,730,238

Bangladesh — 0.8%
ACI, Ltd.	113,593	$801,864
Aftab Automobiles, Ltd.	378,354	294,894
Al-Arafah Islami Bank, Ltd.	2,070,941	639,713
Bangladesh Export Import Co., Ltd.(1)	4,605,129	1,651,925
Bangladesh Submarine Cable Co., Ltd.	274,602	383,344
BBVA Banco Frances SA	76,594	523,429
Beximco Pharmaceuticals, Ltd.	522,666	682,933
BRAC Bank, Ltd.	382,317	400,593
British American Tobacco Bangladesh Co., Ltd.	41,583	1,517,923
BSRM Steels, Ltd.	1,250,000	1,265,463
City Bank, Ltd. (The)	889,331	497,549
CVO Petrochemical Refinery, Ltd.	70,050	176,153
Grameenphone, Ltd.	656,933	3,321,550
Heidelberger Cement Bangladesh, Ltd.	103,700	540,711
Islami Bank Bangladesh, Ltd.	1,587,087	675,383
Jamuna Oil Co., Ltd.	212,850	535,813
Khulna Power Co., Ltd.	972,814	755,979
Lafarge Surma Cement, Ltd.	396,773	296,797
LankaBangla Finance, Ltd.	683,633	508,989
Malek Spinning Mills, Ltd.	1,020,000	274,842
Meghna Petroleum, Ltd.	210,100	509,512
National Bank, Ltd.(1)	5,261,530	962,040

Security	Shares	Value
Olympic Industries, Ltd.	351,256	$1,167,609
Padma Oil Co., Ltd.	175,100	520,735
People’s Leasing and Financial Services, Ltd.(1)	665,379	115,907
Pubali Bank, Ltd.	1,922,327	735,822
Renata, Ltd.	22,958	325,754
Singer Bangladesh, Ltd.	165,593	378,436
Social Islami Bank, Ltd.	2,576,175	1,013,757
Southeast Bank, Ltd.	1,909,500	485,644
Square Pharmaceuticals, Ltd.	566,670	2,113,394
Summit Power, Ltd.	1,464,390	705,324
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	914,970
Unique Hotel & Resorts, Ltd.	1,004,743	616,521
United Airways Bangladesh, Ltd.(1)	7,278,815	540,962
United Commercial Bank, Ltd.	1,270,726	372,212

		$27,224,446

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,308,506	$761,729
Botswana Insurance Holdings, Ltd.	801,726	1,435,747
First National Bank of Botswana, Ltd.	7,511,600	1,698,451
Letshego Holdings, Ltd.	16,310,999	3,119,074
Sechaba Breweries Holdings, Ltd.	1,086,400	2,069,164
Sefalana Holding Co.	991,000	1,057,338
Standard Chartered Bank Botswana, Ltd.	850,790	445,873

		$10,587,376

Brazil — 6.2%
Aliansce Shopping Centers SA(1)	151,300	$885,209
AMBEV SA	1,736,625	11,536,741
B2W Cia Digital(1)	263,000	1,755,465
B3 SA - Brasil Bolsa Balcao	146,123	1,104,983
Banco Bradesco SA, PFC Shares	748,741	8,286,111
Banco do Brasil SA	312,199	3,440,237
BR Malls Participacoes SA	1,181,500	5,248,790
Braskem SA, PFC Shares	194,800	2,609,717
BRF SA(1)	289,766	4,178,398
BRF SA ADR(1)	25,600	368,896
CCR SA	887,700	4,963,821
Centrais Eletricas Brasileiras SA, PFC Shares	371,782	2,663,509
Cia Brasileira de Distribuicao ADR, PFC Shares(1)	14,300	338,481
Cia Brasileira de Distribuicao, PFC Shares(1)	43,256	1,024,328
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	1,317,687
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	1,332,604
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	855,588
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	1,669,127
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	416,887
Cia Hering	155,800	1,399,526
Cia Paranaense de Energia, PFC Shares	107,100	954,623
Cia Siderurgica Nacional SA(1)	147,100	446,342
Cia Siderurgica Nacional SA ADR(1)	62,200	184,112
Cielo SA	2,190,038	15,198,849
Construtora Tenda SA(1)	62,686	324,994
Cosan SA Industria e Comercio	137,900	1,576,174
CPFL Energia SA	468,491	4,026,435
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	501,186
Duratex SA	335,583	1,003,417

Security	Shares	Value
EcoRodovias Infraestrutura e Logistica SA	146,900	$529,223
EDP-Energias do Brasil SA	344,100	1,644,909
Eletropaulo Metropolitana SA, Class B, PFC Shares	205,868	823,563
Embraer SA	805,332	4,549,008
Embraer SA ADR	26,152	591,297
Engie Brasil Energia SA	182,700	2,091,115
Equatorial Energia SA	197,000	3,809,813
Estacio Participacoes SA	275,300	2,693,762
Even Construtora e Incorporadora SA(1)	652,400	1,143,242
Ez Tec Empreendimentos e Participacoes SA	143,494	1,019,407
Fibria Celulose SA	24,585	332,623
Fibria Celulose SA ADR	54,900	743,346
Fleury SA	118,800	1,105,422
Gafisa SA	62,686	271,554
Gerdau SA ADR	170,900	586,187
Gerdau SA, PFC Shares	227,900	794,410
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	1,021,751
Hypermarcas SA	279,600	2,842,657
Iguatemi Empresa de Shopping Centers SA	101,600	1,259,434
Itau Unibanco Holding SA, PFC Shares	623,775	8,537,848
Itausa-Investimentos Itau SA, PFC Shares	1,121,322	3,905,146
JBS SA	444,227	1,192,217
Klabin SA	255,400	1,479,750
Klabin SA, PFC Shares	981,500	1,035,066
Kroton Educacional SA	870,432	5,510,368
Light SA(1)	123,900	767,932
Localiza Rent a Car SA	256,176	4,667,893
Lojas Americanas SA, PFC Shares	642,690	3,906,282
Lojas Renner SA	334,150	3,804,508
Marcopolo SA, PFC Shares	786,900	1,080,787
MRV Engenharia e Participacoes SA	476,800	2,071,505
Multiplan Empreendimentos Imobiliarios SA	128,100	2,965,939
Multiplus SA	91,200	1,125,908
Natura Cosmeticos SA	82,900	816,658
Odontoprev SA	683,800	3,331,397
Oi SA ADR(1)	315,800	350,538
Oi SA, PFC Shares(1)	888,684	1,004,527
Petroleo Brasileiro SA(1)	275,200	1,373,763
Petroleo Brasileiro SA ADR(1)	187,400	1,810,284
Petroleo Brasileiro SA, PFC Shares(1)	2,348,100	11,343,299
Prumo Logistica SA(1)	82,880	291,780
Qualicorp SA	577,500	6,910,708
Randon SA Implementos e Participacoes, PFC Shares	198,512	433,735
Suzano Papel e Celulose SA, Class A, PFC Shares	371,100	2,145,412
Telefonica Brasil SA ADR	298,900	4,734,576
Telefonica Brasil SA, PFC Shares	214,905	3,424,611
TIM Participacoes SA	1,725,444	6,292,370
Totvs SA	238,900	2,360,978
Transmissora Alianca de Energia Electrica SA	134,400	944,193
Ultrapar Participacoes SA	242,648	5,769,800
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares(1)	226,900	557,372
Vale SA, PFC Shares	1,340,492	12,502,765
Weg SA	903,920	6,107,664

		$222,022,539

Security	Shares	Value
Bulgaria — 0.1%
Albena AD(1)	3,379	$127,865
Bulgartabak Holding	3,450	76,800
CB First Investment Bank AD(1)	54,000	176,291
Chimimport AD	825,588	900,281
Industrial Holding Bulgaria PLC(1)	576,865	359,410
Petrol AD(1)(2)	76,205	0
Sopharma AD	303,500	799,840

		$2,440,487

Chile — 3.1%
AES Gener SA	1,713,702	$594,662
Aguas Andinas SA, Series A	2,872,891	1,817,859
Almendral SA	7,092,000	554,019
AntarChile SA	114,800	1,685,993
Banco de Chile	35,427,358	5,405,018
Banco de Chile ADR	4,044	368,692
Banco de Credito e Inversiones	60,341	3,844,553
Banco Santander Chile ADR	118,249	3,513,178
Banmedica SA	286,194	925,586
Besalco SA	596,000	605,265
Cap SA	108,346	1,132,466
Cencosud SA	2,060,292	6,305,932
Cia Cervecerias Unidas SA ADR	119,300	3,212,749
Cia Sud Americana de Vapores SA(1)	10,829,733	576,977
Colbun SA	5,553,984	1,337,711
Embotelladora Andina SA, Series A ADR	25,100	623,986
Embotelladora Andina SA, Series A, PFC Shares	202,478	846,229
Embotelladora Andina SA, Series B ADR	49,672	1,367,967
Empresa Nacional de Telecomunicaciones SA	300,687	3,116,518
Empresas CMPC SA	2,148,449	5,639,238
Empresas COPEC SA	1,050,367	13,693,090
Enel Americas SA	7,896,770	1,616,244
Enel Americas SA ADR	140,171	1,432,548
Enel Chile SA	4,683,503	573,611
Enel Chile SA ADR	140,171	841,026
Enel Generacion Chile SA ADR	67,659	1,783,491
Engie Energia Chile SA	253,400	545,916
Forus SA	64,662	275,297
Inversiones Aguas Metropolitanas SA	613,640	1,092,002
Itau CorpBanca	145,664,426	1,372,097
Latam Airlines Group SA	169,643	2,229,306
Latam Airlines Group SA ADR	248,748	3,295,911
Masisa SA(1)	5,792,050	434,370
Parque Arauco SA	818,312	2,262,967
Quinenco SA	490,001	1,378,020
Ripley Corp. SA	1,334,100	1,271,444
S.A.C.I. Falabella	1,179,842	11,474,911
Salfacorp SA	1,194,378	1,716,784
Sigdo Koppers SA	879,641	1,757,633
Sociedad Matriz SAAM SA	6,677,681	709,448
Sociedad Quimica y Minera de Chile SA ADR	162,800	9,061,448
Sociedad Quimica y Minera de Chile SA, Series A	20,950	1,166,077

Security	Shares	Value
Sonda SA	2,883,410	$5,608,245
Vina Concha y Toro SA	146,373	244,698
Vina Concha y Toro SA ADR	26,701	884,604

		$110,195,786

China — 12.4%
3SBio, Inc.(1)(3)	527,000	$847,688
AECC Aviation Power Co., Ltd.	66,500	313,252
Agile Group Holdings, Ltd.	486,000	713,221
Agricultural Bank of China, Ltd., Class H	1,705,000	767,506
Air China, Ltd., Class H	1,770,000	1,472,195
Aisino Corp.	73,800	208,955
Aluminum Corp. of China, Ltd., Class H(1)	5,922,000	5,313,044
Angang Steel Co., Ltd., Class H	1,148,000	1,017,710
Anhui Conch Cement Co., Ltd., Class H	1,450,500	5,821,905
ANTA Sports Products, Ltd.	887,000	3,739,450
AVIC Aircraft Co., Ltd., Class A	162,200	470,200
Baidu, Inc. ADR(1)	29,700	7,356,393
Bank of Beijing Co., Ltd.	395,520	444,052
Bank of China, Ltd., Class H	5,324,000	2,644,552
Bank of Communications, Ltd., Class H	2,201,300	1,615,799
Bank of Nanjing Co., Ltd.	294,427	350,883
Bank of Ningbo Co., Ltd., Class A	87,300	207,489
BBMG Corp., Class H	3,378,000	1,721,089
BeiGene, Ltd. ADR(1)	6,425	664,731
Beijing Capital Co., Ltd.	323,000	312,090
Beijing Capital International Airport Co., Ltd., Class H	596,000	889,580
Beijing Enterprises Holdings, Ltd.	223,500	1,203,841
Beijing Enterprises Water Group, Ltd.	3,456,000	2,794,968
Beijing Orient Landscape & Environment Co., Ltd., Class A	94,800	299,973
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	48,600	282,758
Beijing Originwater Technology Co., Ltd., Class A	82,900	225,040
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	46,600	214,080
Beijing Tongrentang Co., Ltd.	76,100	371,771
Beijing Water Business Doctor Co., Ltd., Class A	73,000	218,563
Beijing Xinwei Technology Group Co., Ltd.(2)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	190,833
BOE Technology Group Co., Ltd., Class A	911,100	603,833
BYD Co., Ltd., Class H	575,000	5,453,699
Cangzhou Mingzhu Plastic Co., Ltd., Class A	127,500	282,924
CGN Power Co., Ltd., Class H(3)	6,329,000	1,756,686
Changchun High & New Technology Industries, Inc., Class A	10,400	232,474
Changjiang Securities Co., Ltd., Class A	141,300	207,359
Chengdu Xingrong Environment Co., Ltd., Class A	238,200	205,180
China Agri-Industries Holdings, Ltd.	2,380,000	1,110,595
China Baoan Group Co., Ltd., Class A	175,040	237,076
China Biologic Products Holdings, Inc.(1)	21,900	2,020,713
China Bluechemical, Ltd., Class H	1,348,000	440,275
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,184,812
China CITIC Bank Corp., Ltd., Class H	1,627,000	1,038,438
China Coal Energy Co., Ltd., Class H	2,861,000	1,356,757
China Communications Construction Co., Ltd., Class H	1,677,000	2,103,331
China Communications Services Corp., Ltd., Class H	2,166,000	1,118,287
China Construction Bank Corp., Class H	6,290,580	5,255,476
China Dongxiang Group Co., Ltd.	3,981,000	694,953

Security	Shares	Value
China Eastern Airlines Corp., Ltd., Class H	1,436,000	$709,625
China Everbright Bank Co., Ltd.	341,400	208,826
China Everbright International, Ltd.	1,156,000	1,456,714
China Everbright, Ltd.	456,000	1,053,067
China Evergrande Group(1)	1,971,000	6,911,551
China Fortune Land Development Co., Ltd.	52,400	245,248
China Gas Holdings, Ltd.	1,086,000	3,259,467
China Gezhouba Group Co., Ltd.	152,700	238,902
China Hongqiao Group, Ltd.(1)(2)	764,000	0
China Huishan Dairy Holdings Co., Ltd.(2)	1,750,000	0
China International Marine Containers Co., Ltd.	413,812	783,819
China International Travel Service Corp., Ltd.	62,976	327,401
China Life Insurance Co., Ltd., Class H	654,000	1,960,403
China Longyuan Power Group Corp., Ltd., Class H	3,801,000	2,845,733
China Medical System Holdings, Ltd.	702,000	1,229,375
China Mengniu Dairy Co., Ltd.	1,943,000	5,450,347
China Merchants Bank Co., Ltd., Class H	332,500	1,177,400
China Merchants Energy Shipping Co., Ltd.	251,980	188,097
China Merchants Port Holdings Co., Ltd.	790,000	2,447,158
China Merchants Securities Co., Ltd.	76,998	248,457
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	935,251	2,577,274
China Minsheng Banking Corp., Ltd., Class H	864,100	795,867
China Mobile, Ltd.	2,309,900	23,449,996
China Modern Dairy Holdings, Ltd.(1)	2,514,000	547,374
China Molybdenum Co., Ltd., Class H	4,218,000	2,549,287
China National Building Material Co., Ltd., Class H	2,156,000	1,500,707
China National Nuclear Power Co., Ltd.	227,000	255,071
China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	450,728
China Oilfield Services, Ltd., Class H	756,000	696,365
China Overseas Land & Investment, Ltd.	1,874,360	6,115,501
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,225,551
China Petroleum & Chemical Corp., Class H	12,211,800	9,203,806
China Power International Development, Ltd.	2,268,000	747,847
China Railway Construction Corp., Ltd., Class H	947,500	1,205,270
China Railway Group, Ltd., Class H	2,265,000	1,881,996
China Resources Beer Holdings Co., Ltd.	1,152,000	3,125,526
China Resources Cement Holdings, Ltd.	870,000	536,365
China Resources Gas Group, Ltd.	610,000	2,129,312
China Resources Land, Ltd.	1,277,111	3,926,741
China Resources Pharmaceutical Group, Ltd.(3)	278,000	330,686
China Resources Phoenix Healthcare Holdings Co., Ltd.	803,000	1,004,083
China Resources Power Holdings Co., Ltd.	1,777,000	3,218,443
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,911,812
China Shipbuilding Industry Co., Ltd.(1)(2)	375,300	175,424
China South City Holdings, Ltd.	1,106,000	316,619
China Southern Airlines Co., Ltd., Class H	2,064,500	1,422,919
China Sports Industry Group Co., Ltd.	69,000	145,046
China State Construction Engineering Corp., Ltd.	236,800	331,124
China Taiping Insurance Holdings Co., Ltd.	277,000	745,365
China Telecom Corp., Ltd., Class H	7,572,000	3,895,705
China Travel International Investment Hong Kong, Ltd.	1,660,000	608,336
China Unicom (Hong Kong), Ltd.(1)	2,590,290	3,621,414
China United Network Communications, Ltd., Class A(1)	808,166	904,913
China Vanke Co., Ltd., Class H	723,217	2,392,772

Security	Shares	Value
China Yangtze Power Co., Ltd.	236,900	$537,666
China Yurun Food Group, Ltd.(1)	926,000	110,445
Chongqing Changan Automobile Co., Ltd., Class A	98,738	210,735
CIFI Holdings Group Co., Ltd.	990,000	553,188
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	234,227
CITIC, Ltd.	628,000	930,536
CNOOC, Ltd.	7,777,500	10,068,374
COFCO Tunhe Sugar Co., Ltd.	116,500	165,972
COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	864,221
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	990,300
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,469,783
COSCO SHIPPING Ports, Ltd.	1,128,000	1,258,153
Country Garden Holdings Co., Ltd.	3,985,000	6,361,311
CSPC Pharmaceutical Group, Ltd.	3,430,000	5,764,451
Ctrip.com International, Ltd. ADR(1)	128,600	6,782,364
Daqin Railway Co., Ltd.	277,062	365,747
Datang International Power Generation Co., Ltd., Class H(1)	3,276,000	1,051,496
Deluxe Family Co., Ltd.	311,800	362,424
DHC Software Co., Ltd., Class A	183,200	310,378
Dong-E-E-Jiao Co., Ltd., Class A	55,200	539,968
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,319,599
Dr Peng Telecom & Media Group Co., Ltd.	336,578	1,005,338
East Money Information Co., Ltd., Class A	94,800	197,533
Fullshare Holdings, Ltd.	3,655,000	1,593,505
Fuyao Glass Industry Group Co., Ltd.	75,172	288,440
GD Power Development Co., Ltd.	566,200	284,013
GEM Co., Ltd., Class A	217,400	283,916
Gemdale Corp.	247,101	428,019
GoerTek, Inc., Class A	63,700	194,150
Golden Eagle Retail Group, Ltd.	516,000	616,773
Great Wall Motor Co., Ltd., Class H	2,510,250	3,106,844
Gree Electric Appliances, Inc. of Zhuhai, Class A	129,000	736,106
Greentown China Holdings, Ltd.	235,500	284,121
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	308,674
Guangdong Golden Dragon Development, Inc., Class A	98,800	317,194
Guangdong Investment, Ltd.	2,988,000	4,266,602
Guangdong Shaoneng Group Co., Ltd., Class A	215,400	243,054
Guangdong Wens Foodstuffs Group Co., Ltd., Class A	188,528	610,786
Guanghui Energy Co., Ltd.	682,345	431,923
Guangxi Wuzhou Zhongheng Group Co., Ltd.	285,500	186,151
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	4,070,885
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	549,495
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,556,863
Guosen Securities Co., Ltd., Class A	176,600	364,497
Guoxuan High-Tech Co., Ltd., Class A	49,100	234,382
Guoyuan Securities Co., Ltd., Class A	159,500	338,653
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	307,286
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	111,200	536,297
Harbin Pharmaceutical Group Co., Ltd.	150,695	132,221
Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	230,204
Hengan International Group Co., Ltd.	502,000	4,655,430
Hengtong Optic-electric Co., Ltd.	70,400	364,751
Hesteel Co., Ltd., Class A	284,800	189,353
Huabao International Holdings, Ltd.	492,000	305,089
Huadian Fuxin Energy Corp., Ltd.	820,000	189,687

Security	Shares	Value
Huadian Power International Corp., Ltd., Class H	2,642,000	$1,071,523
Huadong Medicine Co., Ltd., Class A	65,000	480,655
Hualan Biological Engineering, Inc., Class A	62,200	254,993
Huaneng Power International, Inc., Class H	7,022,000	4,352,435
Huaneng Renewables Corp., Ltd., Class H	2,704,000	896,300
Huatai Securities Co., Ltd.	73,700	251,728
Huaxia Bank Co., Ltd.	287,622	401,770
Huayu Automotive Systems Co., Ltd.	82,100	278,840
Hubei Energy Group Co., Ltd., Class A	272,100	204,192
Humanwell Healthcare Group Co., Ltd.	69,600	189,557
Hundsun Technologies, Inc.	70,550	542,742
Iflytek Co., Ltd., Class A	25,300	204,498
iKang Healthcare Group, Inc. ADR(1)	14,800	199,504
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	3,524,505
Industrial Bank Co., Ltd.	179,000	466,481
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	737,800	300,220
Inner Mongolia Yili Industrial Group Co., Ltd.	226,500	938,085
Jiangsu Broadcasting Cable Information Network Corp., Ltd.(2)	129,123	164,368
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,294	198,642
Jiangsu Expressway Co., Ltd., Class H	796,000	1,222,422
Jiangsu Hengrui Medicine Co., Ltd.	49,320	445,374
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	25,000	382,373
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	252,029
Jiangxi Copper Co., Ltd., Class H	1,415,000	2,248,203
Jiangxi Ganfeng Lithium Co., Ltd., Class A	24,600	324,330
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	64,100	216,971
Jinyu Bio-Technology Co., Ltd.	40,500	203,607
Jizhong Energy Resources Co., Ltd., Class A	283,400	292,656
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	90,800	322,622
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)	321,500	279,668
Kangde Xin Composite Material Group Co., Ltd., Class A	113,300	362,079
Kangmei Pharmaceutical Co., Ltd.	106,000	320,338
Kingboard Chemical Holdings, Ltd.	421,200	2,243,220
Kingfa Sci & Tech Co., Ltd.	171,400	158,740
Kunlun Energy Co., Ltd.	1,678,000	1,642,147
Kweichow Moutai Co., Ltd.	16,010	1,247,903
KWG Property Holding, Ltd.	618,500	661,795
Lee & Man Paper Manufacturing, Ltd.	876,000	1,127,135
Lenovo Group, Ltd.	2,596,000	1,436,792
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	224,043
Leyou Technologies Holdings, Ltd.(1)	1,240,000	297,660
Li Ning Co., Ltd.(1)	1,892,312	1,693,889
Liaoning Cheng Da Co., Ltd.(1)	72,015	196,600
Longfor Properties Co., Ltd.	841,000	2,126,286
LONGi Green Energy Technology Co., Ltd.	101,501	450,339
Lonking Holdings, Ltd.	2,438,000	1,034,480
Luxshare Precision Industry Co., Ltd., Class A	153,300	477,558
Luye Pharma Group, Ltd.	1,117,000	652,655
Luzhou Laojiao Co., Ltd., Class A	31,300	264,655
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,099,000	1,034,320
Midea Group Co., Ltd., Class A	96,300	641,522
MMG, Ltd.(1)	796,000	356,884
NARI Technology Co., Ltd.	85,600	212,851
NavInfo Co., Ltd., Class A	64,800	250,398
NetEase, Inc. ADR	11,000	2,901,910

Security	Shares	Value
Neusoft Corp.	74,400	$191,441
New Hope Liuhe Co., Ltd., Class A	264,326	293,540
New Oriental Education & Technology Group, Inc. ADR	135,000	11,915,100
Nine Dragons Paper Holdings, Ltd.	1,412,000	2,794,421
Offshore Oil Engineering Co., Ltd.	454,300	422,853
Oriental Energy Co., Ltd., Class A	137,900	231,871
Parkson Retail Group, Ltd.	1,024,000	174,966
PetroChina Co., Ltd., Class H	10,100,300	6,428,365
PICC Property & Casualty Co., Ltd., Class H	342,000	606,675
Ping An Bank Co., Ltd., Class A	457,200	765,014
Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	3,688,404
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	264,532
Poly Property Group Co., Ltd.(1)	1,579,000	812,689
Poly Real Estate Group Co., Ltd.	292,400	458,697
Power Construction Corp. of China, Ltd.	186,917	226,196
Qingdao Haier Co., Ltd.	135,829	308,793
Qinghai Salt Lake Industry Co., Ltd., Class A	106,500	303,899
Qingling Motors Co., Ltd., Class H	1,448,966	473,984
SAIC Motor Corp., Ltd.	90,100	410,155
Sanan Optoelectronics Co., Ltd.	132,000	459,482
Sany Heavy Industry Co., Ltd.	219,800	253,452
SDIC Power Holdings Co., Ltd.	200,900	222,035
Semiconductor Manufacturing International Corp.(1)	1,241,200	1,404,340
Shandong Gold Mining Co., Ltd.	44,309	209,355
Shandong Nanshan Aluminum Co., Ltd.	409,500	246,449
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,217,229
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,886	170,445
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	725,318
Shanghai Fosun Pharmaceutical Group Co., Ltd.	298,000	1,237,153
Shanghai Industrial Holdings, Ltd.	291,000	883,455
Shanghai Jahwa United Co., Ltd.	50,376	243,132
Shanghai Oriental Pearl Group Co., Ltd.	65,600	200,545
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	537,000	1,315,667
Shanghai Pudong Development Bank Co., Ltd.	221,426	429,078
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,400	190,300
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	235,798
Shanxi Securities Co., Ltd., Class A	168,700	287,249
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	361,568
Shenergy Co., Ltd.	227,799	204,739
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	313,692
Shenzhen Energy Group Co., Ltd., Class A	241,960	235,193
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	264,089
Shenzhen Investment, Ltd.	1,384,000	628,670
Shenzhen O-film Tech Co., Ltd., Class A	65,793	209,937
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	217,647
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	261,970
Shenzhen Sunway Communication Co., Ltd., Class A	52,400	331,275
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	146,493	267,929
Shimao Property Holdings, Ltd.	835,500	1,822,066
Shui On Land, Ltd.	1,556,500	401,287
Siasun Robot & Automation Co., Ltd., Class A(1)	69,900	224,580
Sichuan Changhong Electric Co., Ltd.	307,800	162,809
Sichuan Chuantou Energy Co., Ltd.	152,000	215,851
Sihuan Pharmaceutical Holdings Group, Ltd.	7,377,000	2,693,584
SINA Corp.(1)	25,700	2,946,505

Security	Shares	Value
Sino Biopharmaceutical, Ltd.	4,803,000	$5,088,467
Sino-Ocean Group Holding, Ltd.	1,881,500	1,259,492
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	839,122
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	2,187,852
Sinopharm Group Co., Ltd., Class H	1,076,000	4,766,132
SOHO China, Ltd.	381,500	218,944
Sohu.com, Inc.(1)	8,700	473,715
Sun Art Retail Group, Ltd.	1,281,000	1,193,304
Sunac China Holdings, Ltd.	1,547,000	7,104,660
Suning Commerce Group Co., Ltd., Class A	138,200	272,829
Tasly Pharmaceutical Group Co., Ltd.	59,269	314,163
TBEA Co., Ltd.	168,219	250,284
TCL Corp., Class A	372,800	200,077
Tencent Holdings, Ltd.	727,800	31,819,908
Tianqi Lithium Corp., Class A	27,700	294,177
Tibet Water Resources, Ltd.(1)	528,000	205,162
Tingyi (Cayman Islands) Holding Corp.	1,416,000	2,134,544
Tonghua Dongbao Pharmaceutical Co., Ltd.	131,828	382,715
Tongling Nonferrous Metals Group Co., Ltd., Class A(1)	443,200	202,020
TravelSky Technology, Ltd., Class H	1,218,000	3,186,227
Tsinghua Tongfang Co., Ltd.	106,100	194,849
Tsingtao Brewery Co., Ltd., Class H	874,000	3,358,472
Tus-Sound Environmental Resources Co., Ltd., Class A	56,200	304,220
Uni-President China Holdings, Ltd.	290,000	285,870
United Laboratories International Holdings, Ltd. (The)(1)	362,000	269,879
Wanhua Chemical Group Co., Ltd.	88,920	564,550
Want Want China Holdings, Ltd.	4,145,000	2,920,387
Weibo Corp. ADR(1)	5,140	508,552
Weichai Power Co., Ltd., Class H	907,200	1,000,556
Western Mining Co., Ltd.	274,000	381,077
Western Securities Co., Ltd., Class A	166,539	391,207
WH Group, Ltd.(3)	3,991,500	4,250,957
Wintime Energy Co., Ltd.	659,389	356,621
Wuliangye Yibin Co., Ltd., Class A	107,600	929,364
Xinhu Zhongbao Co., Ltd.(1)	301,800	195,117
Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	243,667
Yang Quan Coal Industry Group Co., Ltd.(1)	189,257	232,643
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,746,225
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,471,162
Yonghui Superstores Co., Ltd.	288,800	347,954
Yonyou Network Technology Co., Ltd.	176,962	631,786
Youngor Group Co., Ltd.	201,880	298,246
Yuan Longping High-tech Agriculture Co., Ltd., Class A	84,332	330,075
Yuexiu Property Co., Ltd.	3,386,000	691,700
Yunnan Baiyao Group Co., Ltd., Class A	40,421	552,191
Yunnan Chihong Zinc & Germanium Co., Ltd.(1)	414,300	466,425
Zhaojin Mining Industry Co., Ltd., Class H	409,500	346,557
Zhejiang China Commodities City Group Co., Ltd.	354,157	375,063
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	343,104
Zhejiang Expressway Co., Ltd., Class H	870,000	1,083,761
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,400	196,888
Zhejiang Longsheng Group Co., Ltd.	155,000	239,986
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	249,684
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	198,649
Zhengzhou Yutong Bus Co., Ltd.	66,400	245,869

Security	Shares	Value
Zhongjin Gold Corp., Ltd.	257,270	$415,106
Zhuzhou CRRC Times Electric Co., Ltd., Class H	288,000	1,616,554
Zijin Mining Group Co., Ltd., Class H	7,732,000	2,659,937
ZTE Corp., Class H(1)	708,739	2,332,061

		$446,556,612

Colombia — 1.4%
Almacenes Exito SA	569,955	$3,000,565
Avianca Holdings SA, PFC Shares	614,449	603,649
Banco Davivienda SA, PFC Shares	190,600	2,158,729
Banco de Bogota SA	69,328	1,628,489
Bancolombia SA	86,292	962,060
Bancolombia SA ADR, PFC Shares	127,200	5,824,488
Bolsa de Valores de Colombia	85,691,900	735,349
Celsia SA ESP	833,260	1,329,361
Cementos Argos SA	509,458	2,029,772
Cementos Argos SA, PFC Shares	190,626	671,206
Cemex Latam Holdings SA(1)	266,452	1,047,075
Corporacion Financiera Colombiana SA	161,465	1,576,923
Ecopetrol SA	4,549,600	2,168,973
Ecopetrol SA ADR	425,800	4,040,842
Empresa de Energia de Bogota SA	2,602,208	1,772,250
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	397,698
Fabricato SA(1)	34,115,900	132,439
Grupo Argos SA	466,160	3,352,601
Grupo Argos SA, PFC Shares	147,122	961,904
Grupo Aval Acciones y Valores SA	1,723,100	771,595
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,470,846
Grupo de Inversiones Suramericana SA	365,800	5,092,225
Grupo Nutresa SA	450,615	4,118,520
Interconexion Electrica SA	945,400	4,404,075
Odinsa SA(1)	53,817	164,936
Organizacion Terpel SA	13,768	63,762

		$50,480,332

Croatia — 0.7%
AD Plastik DD	51,587	$1,317,374
Adris Grupa DD, PFC Shares	45,976	3,142,574
Atlantic Grupa DD	15,350	1,939,360
Atlantska Plovidba DD(1)	13,025	840,962
Ericsson Nikola Tesla DD	5,610	1,009,618
Hrvatski Telekom DD	284,978	7,913,455
Koncar-Elektroindustrija DD	7,227	793,005
Kras DD	3,067	212,523
Ledo DD(2)	983	271,467
Petrokemija DD(1)	17,450	29,710
Podravka Prehrambena Industrija DD	50,437	2,359,446
Privredna Banka Zagreb DD	3,310	391,699
Valamar Riviera DD	643,639	4,385,089
Zagrebacka Banka DD	30,550	241,232

		$24,847,514

Security	Shares	Value
Czech Republic — 0.8%
CEZ AS	398,425	$8,003,069
Komercni Banka AS	237,911	10,393,483
New World Resources PLC, Class A(1)(2)	860,500	0
Pegas Nonwovens SA	48,000	2,008,487
Philip Morris CR AS	3,728	2,810,247
Unipetrol AS	417,401	6,455,401

		$29,670,687

Egypt — 1.1%
Alexandria Mineral Oils Co.	1,219,000	$817,271
Arab Cotton Ginning	1,880,400	590,877
Citadel Capital SAE(1)	1,600,000	119,912
Commercial International Bank Egypt SAE	2,285,293	10,571,420
Eastern Tobacco	194,194	3,297,521
Egypt Kuwait Holding Co. SAE	1,277,058	866,195
Egyptian Financial & Industrial Co.	143,917	152,245
Egyptian Financial Group-Hermes Holding Co.	1,822,174	2,322,975
Egyptian International Pharmaceuticals EIPICO	153,932	1,089,359
Egyptian Resorts Co.(1)	4,213,900	335,028
El Ezz Aldekhela Steel Alexandria(1)	4,750	149,957
ElSewedy Electric Co.	384,121	2,245,041
Ezz Steel(1)	1,677,500	1,742,551
Ghabbour Auto(1)	345,862	59,575
Global Telecom Holding SAE(1)	9,908,210	3,591,740
Juhayna Food Industries(1)	2,665,536	1,249,509
Maridive & Oil Services SAE(1)	787,652	196,734
Medinet Nasr Housing	1,851,070	1,042,369
Misr Cement (Qena)	18,251	90,404
Orascom Telecom Media and Technology Holding SAE	13,585,310	591,456
Oriental Weavers Co.	1,278,405	1,361,122
Pioneers Holding(1)	919,613	451,417
Sidi Kerir Petrochemicals Co.	957,400	1,110,671
Six of October Development & Investment Co.(1)	275,153	227,932
South Valley Cement(1)	485,000	119,490
Suez Cement Co.(1)	138,000	218,243
Talaat Moustafa Group	3,963,160	2,061,007
Telecom Egypt	1,449,600	1,065,968

		$37,737,989

Estonia — 0.4%
AS Baltika(1)	226,000	$74,375
AS Merko Ehitus	75,000	852,967
AS Tallink Grupp	5,354,470	6,699,373
AS Tallinna Kaubamaja Grupp	202,800	2,299,081
AS Tallinna Vesi	35,235	516,551
Nordecon AS	223,282	348,312
Olympic Entertainment Group AS	803,899	1,738,199

		$12,528,858

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	5,176,100	$193,884
CAL Bank, Ltd.(1)	4,406,554	999,298
Ghana Commercial Bank, Ltd.	1,384,370	1,256,875
Produce Buying Co., Ltd.(1)	650,000	6,640

Security	Shares	Value
Societe Generale Ghana, Ltd.	814,000	$142,740
Standard Chartered Bank of Ghana, Ltd.	242,700	1,085,802
Total Petroleum Ghana, Ltd.	20,964	10,758
Unilever Ghana, Ltd.	249,000	598,694

		$4,294,691

Greece — 1.5%
Aegean Airlines SA	64,124	$613,153
Aegean Marine Petroleum Network, Inc.	90,611	448,524
Alpha Bank AE(1)	1,871,973	3,710,785
Athens Water Supply & Sewage Co. SA	210,831	1,537,007
Costamare, Inc.	143,445	886,490
Diana Shipping, Inc.(1)	354,520	1,286,908
Ellaktor SA(1)	292,801	544,807
Eurobank Ergasias SA(1)	2,893,755	2,572,061
FF Group(1)	63,075	1,373,401
GasLog, Ltd.	84,616	1,476,549
GEK Terna Holding Real Estate Construction SA(1)	120,661	551,946
Hellenic Exchanges - Athens Stock Exchange SA	114,224	660,810
Hellenic Petroleum SA	132,875	1,133,289
Hellenic Telecommunications Organization SA	715,655	8,667,156
Holding Co. ADMIE IPTO SA(1)	970,278	2,114,643
Intralot SA(1)	260,400	342,932
JUMBO SA	154,850	2,563,397
Marfin Investment Group Holdings SA(1)	1,699,487	191,731
Motor Oil (Hellas) Corinth Refineries SA	170,500	4,081,024
Mytilineos Holdings SA(1)	431,170	4,256,083
National Bank of Greece SA(1)	1,340,996	457,555
Navios Maritime Acquisition Corp.	191,284	233,366
Navios Maritime Holdings, Inc.(1)	668,237	1,115,956
OPAP SA	324,524	3,437,853
Public Power Corp. SA(1)	970,278	2,292,653
StealthGas, Inc.(1)	81,587	270,053
Terna Energy SA	126,318	608,351
Titan Cement Co. SA	210,674	5,343,861
Tsakos Energy Navigation, Ltd.	201,900	906,531
Viohalco SA(1)	184,517	631,983

		$54,310,858

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	1,327,936	$2,417,834
MOL Hungarian Oil & Gas PLC	740,736	8,424,058
OTP Bank PLC	226,778	8,513,661
Richter Gedeon Nyrt.	309,705	7,695,850

		$27,051,403

India — 6.0%
ABB India, Ltd.	33,400	$714,594
ACC, Ltd.	54,200	1,378,697
Adani Enterprises, Ltd.	119,200	211,976
Adani Ports and Special Economic Zone, Ltd.	719,546	4,171,191
Adani Power, Ltd.(1)	518,864	235,241
Aditya Birla Capital, Ltd.(1)	55,662	157,561
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	345,547
Ambuja Cements, Ltd.	566,900	2,324,092
Apollo Hospitals Enterprise, Ltd.	61,400	946,028

Security	Shares	Value
Ashok Leyland, Ltd.	820,626	$1,551,481
Asian Paints, Ltd.	243,000	4,214,266
Aurobindo Pharma, Ltd.	119,800	1,275,135
Axis Bank, Ltd.	157,800	1,234,532
Bajaj Auto, Ltd.	42,600	2,031,687
Bajaj Holdings & Investment, Ltd.	11,100	473,508
Balrampur Chini Mills, Ltd.	262,700	649,100
Bharat Forge, Ltd.	43,136	391,427
Bharat Forge, Ltd. - ND(1)	43,136	390,813
Bharat Heavy Electricals, Ltd.	370,300	477,434
Bharat Heavy Electricals, Ltd. - ND(1)	185,150	238,099
Bharat Petroleum Corp., Ltd.	183,600	1,336,272
Bharti Airtel, Ltd.	1,940,801	11,555,961
Bharti Infratel, Ltd.	158,000	962,309
Biocon, Ltd.	235,200	1,198,025
Bosch, Ltd.	3,900	1,225,377
Cadila Healthcare, Ltd.	78,069	562,558
Century Textiles & Industries, Ltd.	50,000	939,596
CESC, Ltd.	24,742	374,716
Cipla, Ltd.	207,400	1,860,306
Coal India, Ltd.	372,500	1,546,997
Colgate-Palmolive (India), Ltd.	46,200	746,793
Container Corp. of India, Ltd.	87,375	1,807,250
Cummins India, Ltd.	79,700	1,126,780
Dabur India, Ltd.	278,000	1,300,029
Divi’s Laboratories, Ltd.	49,800	658,575
DLF, Ltd.	853,042	2,164,317
Dr. Reddy’s Laboratories, Ltd.	24,300	869,392
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	453,136
Eicher Motors, Ltd.	5,359	2,565,214
GAIL (India), Ltd.	558,053	3,583,161
GAIL (India), Ltd. GDR(4)	8,350	321,050
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	317,125
Glenmark Pharmaceuticals, Ltd.	114,000	1,048,065
Godrej Consumer Products, Ltd.	28,750	404,152
Grasim Industries, Ltd.	39,759	691,882
Great Eastern Shipping Co., Ltd. (The)	56,700	331,752
Havells India, Ltd.	93,600	696,278
HCL Technologies, Ltd.	193,371	2,580,140
HDFC Bank, Ltd.	198,400	5,475,121
Hero MotoCorp, Ltd.	51,542	2,989,048
Hindalco Industries, Ltd.	436,910	1,615,691
Hindustan Petroleum Corp., Ltd.	302,850	1,995,221
Hindustan Unilever, Ltd.	546,109	9,788,414
Hindustan Zinc, Ltd.	244,148	1,112,423
Housing Development & Infrastructure, Ltd.(1)	785,700	680,645
Housing Development Finance Corp., Ltd.	257,575	6,828,495
ICICI Bank, Ltd.	585,238	2,486,005
Idea Cellular, Ltd.	1,996,679	2,381,445
Indiabulls Real Estate, Ltd.(1)	834,325	2,841,333
Indian Hotels Co., Ltd. (The)	173,820	314,397
Indian Oil Corp., Ltd.	443,800	2,718,420
Infosys, Ltd.	532,890	7,350,087
ITC, Ltd.	1,537,650	6,074,768

Security	Shares	Value
Jindal Steel & Power, Ltd.(1)	90,000	$186,796
JSW Energy, Ltd.	1,158,270	1,325,963
JSW Steel, Ltd.	602,000	2,303,008
Kotak Mahindra Bank, Ltd.	204,617	3,139,995
Larsen & Toubro, Ltd.	168,867	2,964,587
Larsen & Toubro, Ltd. GDR(4)	108,000	1,907,477
LIC Housing Finance, Ltd.	62,800	604,048
Lupin, Ltd.	97,200	1,508,237
Mahindra & Mahindra, Ltd.	140,600	2,711,283
Maruti Suzuki India, Ltd.	43,700	5,350,820
Mphasis, Ltd.	34,428	326,353
Nestle India, Ltd.	12,100	1,346,012
NHPC, Ltd.	1,887,800	785,263
NTPC, Ltd.	2,100,300	5,384,687
Oil & Natural Gas Corp., Ltd.	937,863	2,464,954
Omaxe, Ltd.	79,785	242,171
Oracle Financial Services Software, Ltd.	8,100	450,772
Petronet LNG, Ltd.	432,600	1,531,144
Piramal Enterprises, Ltd.	41,782	1,692,988
Power Grid Corporation of India, Ltd.	1,419,700	4,596,186
Reliance Communications, Ltd.(1)	2,089,059	614,488
Reliance Industries, Ltd.	1,033,560	12,377,622
Reliance Infrastructure, Ltd.	171,400	1,223,669
Reliance Power, Ltd.(1)	546,400	345,086
Siemens, Ltd.	72,300	1,315,055
State Bank of India GDR(4)	49,600	1,909,335
Steel Authority of India, Ltd.(1)	60,000	49,365
Sun Pharmaceutical Industries, Ltd.	473,300	3,655,900
Tata Chemicals, Ltd.	58,600	579,276
Tata Communications, Ltd.	124,400	1,313,820
Tata Consultancy Services, Ltd.	117,607	4,394,261
Tata Global Beverages, Ltd.	156,000	494,368
Tata Motors, Ltd.(1)	305,826	1,895,807
Tata Power Co., Ltd. (The)	1,002,648	1,199,177
Tata Steel, Ltd.	149,900	1,500,587
Tech Mahindra, Ltd.	143,648	1,007,241
Titan Co., Ltd.	248,000	2,219,980
UltraTech Cement, Ltd.	58,091	3,430,245
Unitech, Ltd.(1)	2,242,680	239,199
United Spirits, Ltd.(1)	21,533	792,426
UPL, Ltd.	237,900	2,839,004
Vedanta, Ltd.	656,840	3,181,141
Voltas, Ltd.	224,100	1,736,797
Wipro, Ltd.	399,596	1,715,435
Zee Entertainment Enterprises, Ltd.	316,895	2,526,658

		$214,669,816

Indonesia — 2.7%
Adaro Energy Tbk PT	28,006,600	$3,801,770
Adhi Karya Persero Tbk PT	1,270,800	188,838
AKR Corporindo Tbk PT	4,660,500	2,455,562
Alam Sutera Realty Tbk PT	12,514,600	351,412
Aneka Tambang Persero Tbk PT(1)	8,587,500	408,628
Astra Argo Lestari Tbk PT	654,000	722,392

Security	Shares	Value
Astra International Tbk PT	16,668,000	$9,785,897
Bank Central Asia Tbk PT	3,787,000	5,710,532
Bank Danamon Indonesia Tbk PT	3,237,181	1,250,353
Bank Mandiri Persero Tbk PT	6,199,200	3,097,923
Bank Negara Indonesia Persero Tbk PT	3,878,700	2,132,805
Bank Pan Indonesia Tbk PT(1)	6,253,772	529,667
Bank Rakyat Indonesia Persero Tbk PT	3,508,300	3,983,038
Bumi Serpong Damai Tbk PT	8,439,700	1,110,124
Charoen Pokphand Indonesia Tbk PT	4,000,700	814,677
Ciputra Development Tbk PT	7,986,900	709,042
Gudang Garam Tbk PT	498,500	2,436,458
Hanson International Tbk PT(1)	110,720,800	1,027,058
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	1,034,959
Indo Tambangraya Megah Tbk PT	1,269,200	1,909,437
Indocement Tunggal Prakarsa Tbk PT	2,045,500	2,873,460
Indofood CBP Sukses Makmur Tbk PT	2,546,000	1,650,564
Indofood Sukses Makmur Tbk PT	4,080,900	2,555,517
Indosat Tbk PT	1,322,500	613,694
Jasa Marga (Persero) Tbk PT	3,247,500	1,349,875
Kalbe Farma Tbk PT	52,943,300	6,550,383
Lippo Karawaci Tbk PT	26,506,000	1,427,146
Matahari Putra Prima Tbk PT(1)	5,148,000	250,487
Mitra Keluarga Karyasehat Tbk PT	935,900	141,193
Pakuwon Jati Tbk PT	21,726,100	985,657
Pembangunan Perumahan Persero Tbk PT	4,793,002	823,229
Perusahaan Gas Negara Persero Tbk PT	20,779,500	2,431,874
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	743,519
PP Properti Tbk PT	9,133,600	139,812
Semen Indonesia Persero Tbk PT	4,703,500	3,539,517
Sigmagold Inti Perkasa Tbk PT(1)(2)	27,503,000	81,678
Siloam International Hospitals Tbk PT(1)	217,400	161,432
Summarecon Agung Tbk PT	3,982,700	315,396
Surya Semesta Internusa Tbk PT	3,178,000	138,209
Tambang Batubara Bukit Asam Tbk PT	2,159,900	1,676,666
Telekomunikasi Indonesia Persero Tbk PT	39,828,600	13,851,565
Unilever Indonesia Tbk PT	918,500	3,340,481
United Tractors Tbk PT	3,148,000	7,485,390
Vale Indonesia Tbk PT(1)	4,748,000	914,322
Waskita Karya Persero Tbk PT	1,713,400	226,109
Wijaya Karya Persero Tbk PT	6,352,000	845,479

		$98,573,226

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	71,512	$2,641,473
Alia The Royal Jordanian Airlines PLC(1)	115,334	68,389
Arab Bank PLC	1,185,444	9,305,793
Arab Potash Co. PLC	67,492	1,714,108
Bank of Jordan	314,674	1,201,897
Cairo Amman Bank	276,535	592,442
Capital Bank of Jordan	470,740	611,208
Jordan Ahli Bank	347,367	588,198
Jordan Islamic Bank	260,193	1,365,396
Jordan Kuwait Bank	51,749	256,259
Jordan Petroleum Refinery	591,748	2,440,174

Security	Shares	Value
Jordan Phosphate Mines(1)	83,990	$349,592
Jordan Steel(1)	269,400	212,218
Jordan Telecommunications Co.	245,934	761,823
Jordanian Electric Power Co.	480,089	1,267,250
Union Investment Corp. PLC(1)	252,817	416,488

		$23,792,708

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)(5)	40,294	$368,287
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)(5)	716,100	6,552,786
KAZ Minerals PLC(1)	819,418	8,505,623
KazMunaiGas Exploration Production GDR(4)	610,912	6,050,514
Kcell JSC GDR(4)	544,503	3,045,055
Nostrum Oil & Gas PLC(1)	390,353	2,122,062

		$26,644,327

Kenya — 0.7%
ARM Cement, Ltd.(1)	1,677,000	$227,750
Bamburi Cement Co., Ltd.	460,041	802,373
Barclays Bank of Kenya, Ltd.	7,876,620	775,018
British American Tobacco Kenya, Ltd.	26,700	216,337
Centum Investment Co., Ltd.	1,020,080	405,541
Co-operative Bank of Kenya, Ltd. (The)	6,544,192	1,085,247
Diamond Trust Bank Kenya, Ltd.	436,900	782,967
East African Breweries, Ltd.	2,438,440	5,899,329
Equity Group Holdings, Ltd.	7,088,600	2,681,526
KCB Group, Ltd.	5,794,260	2,301,772
KenolKobil, Ltd.	3,645,800	565,441
Kenya Airways, Ltd.(1)	2,398,400	111,785
Kenya Electricity Generating Co., Ltd.(1)	1,875,100	158,755
Kenya Power & Lighting, Ltd.	5,995,293	572,750
Nation Media Group, Ltd.	442,376	489,903
NIC Group PLC	852,975	320,823
Safaricom, Ltd.	26,685,000	6,461,049
Standard Chartered Bank Kenya, Ltd.	278,178	634,498

		$24,492,864

Kuwait — 1.6%
Abyaar Real Estate Development Co. KSC(1)	8,191,080	$741,267
Agility Public Warehousing Co. KSC	2,179,311	6,415,541
Ahli United Bank	331,226	455,301
Al Ahli Bank of Kuwait KSCP	122,180	125,049
Al-Mazaya Holding Co.	2,215,009	844,535
ALAFCO Aviation Lease and Finance Co. KSCP	361,135	437,628
Boubyan Petrochemicals Co.	2,067,187	4,564,409
Burgan Bank SAK	967,079	1,130,890
Combined Group Contracting Co. KSC	166,565	287,260
Commercial Bank of Kuwait KSCP	1,093,649	1,499,926
Commercial Real Estate Co. KSCC	2,487,729	798,339
Gulf Bank	1,477,708	1,169,328
Gulf Cable & Electrical Industries Co. KSCP	165,000	284,342
Gulf National Holding Co.(1)(2)	681,313	0
Human Soft Holding Co. KSC	132,306	1,722,483
KGL Logistics Co. KSCC(1)	1,080,300	184,885
Kuwait Finance House KSCP	3,198,520	6,360,340

Security	Shares	Value
Kuwait Food Co. (Americana) SAK	17,500	$109,045
Kuwait International Bank	818,000	668,733
Kuwait Portland Cement Co. KSC	212,231	698,571
Kuwait Projects Co. Holdings KSC	964,872	1,140,924
Kuwait Real Estate Co. KSC(1)	4,262,083	897,099
Mabanee Co. SAKC	1,463,682	3,831,560
Mezzan Holding Co. KSCC	217,400	602,090
Mobile Telecommunications Co.	5,091,747	8,630,570
National Bank of Kuwait SAK	3,002,617	7,563,522
National Industries Group Holding SAK(1)	3,619,875	1,853,318
National Investment Co.	645,000	233,757
National Real Estate Co. KPSC(1)	1,555,943	701,767
Qurain Petrochemical Industries Co. KSC	1,460,000	1,645,477
Salhia Real Estate Co. KSCP	243,824	290,157
Sultan Center Food Products Co.(1)(2)	2,160,000	0
VIVA Kuwait Telecom Co.	209,914	556,324

		$56,444,437

Latvia — 0.0%(6)
Grindeks	12,000	$117,621

		$117,621

Lebanon — 0.0%(6)
Bank Audi SAL GDR(4)	15,000	$89,250
Solidere GDR(1)(4)	32,539	260,312

		$349,562

Lithuania — 0.1%
Apranga PVA	363,680	$1,130,670
Energijos Skirstymo Operatorius AB	370,141	402,096
Klaipedos Nafta AB	1,576,663	950,358
Panevezio Statybos Trestas	323,592	420,367
Pieno Zvaigzdes(1)	94,000	152,311
Rokiskio Suris(1)	177,000	528,746
Siauliu Bankas	1,487,460	1,001,493

		$4,586,041

Malaysia — 2.8%
Aeon Co. (M) Bhd	1,017,000	$494,242
Affin Holdings Bhd	236,000	141,972
Alliance Bank Malaysia Bhd	330,800	305,731
AMMB Holdings Bhd	276,900	286,281
Astro Malaysia Holdings Bhd	599,200	400,408
Axiata Group Bhd	2,471,675	3,072,080
Batu Kawan Bhd	100,300	454,192
Berjaya Corp. Bhd(1)	2,573,043	210,592
Berjaya Sports Toto Bhd	468,894	274,262
Boustead Holdings Bhd	577,500	400,929
British American Tobacco Malaysia Bhd	109,600	1,135,145
Bumi Armada Bhd(1)	7,146,500	1,238,100
Bursa Malaysia Bhd	224,600	531,972
Capitaland Malaysia Mall Trust	1,763,200	592,872
CIMB Group Holdings Bhd	1,113,066	1,662,796
Datasonic Group Bhd	1,594,400	472,796
Dialog Group Bhd	2,846,250	1,349,563

Security	Shares	Value
Digi.com Bhd	1,971,300	$2,288,551
Eco World Development Group Bhd(1)	738,100	271,095
Felda Global Ventures Holdings Bhd	1,136,300	455,566
Fraser & Neave Holdings Bhd	45,500	265,476
Gamuda Bhd	1,487,900	1,861,057
Genting Bhd	1,560,000	3,530,722
Genting Malaysia Bhd	2,380,000	3,033,425
Genting Plantations Bhd	261,000	636,875
Globetronics Technology Bhd	359,900	524,671
Hartalega Holdings Bhd	829,400	1,367,870
Hong Leong Bank Bhd	167,700	630,307
Hong Leong Financial Group Bhd	136,200	536,078
IGB Real Estate Investment Trust	1,938,000	803,329
IHH Healthcare Bhd	3,346,700	4,558,074
IJM Corp. Bhd	1,497,540	1,170,742
Inari Amertron Bhd	2,452,500	1,476,946
IOI Corp. Bhd	2,220,568	2,390,002
IOI Properties Group Bhd	2,239,484	1,071,743
KLCCP Stapled Group	515,300	976,463
KNM Group Bhd(1)	7,927,875	498,826
Kossan Rubber Industries	458,100	749,017
KPJ Healthcare Bhd	1,612,800	397,487
Kuala Lumpur Kepong Bhd	270,750	1,574,943
Lafarge Malaysia Bhd	895,660	1,435,308
Landmarks Bhd(1)	576,800	102,467
LBS Bina Group Bhd	824,700	349,677
Magnum Bhd	617,940	264,965
Mah Sing Group Bhd	1,024,700	361,785
Malakoff Corp. Bhd	749,800	190,154
Malayan Banking Bhd	992,786	2,242,261
Malaysian Resources Corp. Bhd	853,000	214,465
Maxis Bhd	1,255,300	1,725,135
Media Prima Bhd	567,300	108,322
MISC Bhd	314,240	544,010
MMC Corp. Bhd	662,000	326,421
Muhibbah Engineering (M) Bhd	1,581,000	1,029,475
My EG Services Bhd	8,886,600	4,319,816
Nestle Malaysia Bhd	27,000	542,423
Parkson Holdings Bhd(1)	749,278	112,843
Pavilion Real Estate Investment Trust	771,100	319,582
Petronas Chemicals Group Bhd	3,014,400	5,207,051
Petronas Dagangan Bhd	588,000	3,389,068
Petronas Gas Bhd	268,500	1,140,001
PPB Group Bhd	357,300	1,427,275
Press Metal Aluminium Holdings Bhd	2,604,000	2,326,909
Public Bank Bhd	620,198	3,003,309
QL Resources Bhd	339,170	318,905
RHB Bank Bhd	404,959	482,920
Sapura Energy Bhd	7,478,652	2,699,681
Silverlake Axis, Ltd.	1,586,300	690,631
Sime Darby Bhd	1,019,709	2,178,878
Sona Petroleum Bhd(1)(2)	1,449,600	0
SP Setia Bhd	2,194,200	1,891,915
Sunway Bhd	1,363,189	594,462

Security	Shares	Value
Sunway Real Estate Investment Trust	2,043,200	$832,549
Supermax Corp. Bhd	1,466,700	590,662
Ta Ann Holdings Bhd	427,078	374,438
Tan Chong Motor Holdings Bhd	219,000	90,268
Telekom Malaysia Bhd	1,280,400	1,972,834
Tenaga Nasional Bhd	1,724,331	5,851,223
Top Glove Corp. Bhd	857,800	1,127,938
UEM Sunrise Bhd(1)	2,038,500	551,234
UMW Holdings Bhd(1)	549,600	723,213
UMW Oil & Gas Corp. Bhd(1)	3,181,847	226,514
Unisem (M) Bhd	3,101,700	2,772,957
UOA Development Bhd	377,700	231,649
VS Industry Bhd	680,700	429,321
Wah Seong Corp. Bhd	697,402	160,221
YTL Corp. Bhd	2,626,518	846,705
YTL Power International Bhd	2,327,963	755,849

		$101,170,887

Mauritius — 0.8%
Alteo, Ltd.	901,317	$848,058
Attitude Property, Ltd.	1,092,500	418,934
CIEL, Ltd.	8,671,097	1,912,836
CIM Financial Services, Ltd.	3,733,385	1,005,583
ENL Land, Ltd.	783,385	1,036,375
IBL, Ltd.	309,981	418,384
LUX Island Resorts, Ltd.	1,032,447	1,905,768
MCB Group, Ltd.	1,641,506	13,855,937
Phoenix Beverages, Ltd.	33,742	480,957
Rogers & Co., Ltd.	608,300	563,698
SBM Holdings, Ltd.	17,661,817	4,103,873
Sun, Ltd., Class A(1)	100,851	134,936
Terra Mauricia, Ltd.	1,029,130	892,833
United Basalt Products, Ltd.	187,150	662,882

		$28,241,054

Mexico — 6.0%
Alfa SAB de CV, Series A	5,949,820	$7,498,537
Alpek SAB de CV	210,700	219,841
Alsea SAB de CV	1,605,700	5,923,719
America Movil SAB de CV, Series L	48,525,790	43,089,622
Arca Continental SAB de CV	288,500	1,969,436
Bolsa Mexicana de Valores SAB de CV	915,200	1,527,344
Cemex SAB de CV, Series CPO(1)	14,611,718	13,271,709
Coca-Cola Femsa SAB de CV, Series L	286,300	2,211,003
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	430,016
El Puerto de Liverpool SAB de CV	262,181	2,117,461
Empresas ICA SAB de CV(1)(2)	2,075,736	134,963
Fibra Uno Administracion SA de CV	2,059,767	3,474,796
Fomento Economico Mexicano SAB de CV, Series UBD	1,289,700	12,314,829
Genomma Lab Internacional SAB de CV(1)	2,311,200	2,939,450
Gentera SAB de CV	2,673,100	4,330,393
Gruma SAB de CV, Class B	98,200	1,442,154
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	795,441
Grupo Aeroportuario del Pacifico SAB de CV, Class B	476,800	4,883,207
Grupo Aeroportuario del Sureste SAB de CV, Class B	297,709	5,677,888

Security	Shares	Value
Grupo Bimbo SAB de CV, Series A	1,495,508	$3,619,277
Grupo Carso SAB de CV, Series A1	1,023,400	4,040,210
Grupo Comercial Chedraui SA de CV	208,900	419,635
Grupo Elektra SAB de CV	140,026	6,344,001
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	15,506,362
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	6,356,390
Grupo Financiero Santander Mexico SAB de CV, Class B	652,200	1,323,740
Grupo Mexico SAB de CV, Series B	4,413,035	13,515,374
Grupo Sanborns SAB de CV	223,900	261,893
Grupo Televisa SAB, Series CPO	4,213,471	20,766,558
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,119,035
Industrias CH SAB de CV, Series B(1)	194,112	835,716
Industrias Penoles SAB de CV	137,229	3,416,784
Infraestructura Energetica Nova SAB de CV	250,400	1,402,157
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	1,925,624
Megacable Holdings SAB de CV, Series CPO	40,500	168,694
Mexichem SAB de CV	1,515,367	3,995,210
Minera Frisco SAB de CV(1)	873,200	554,321
Nemak SAB de CV(3)	325,400	279,655
Organizacion Soriana SAB de CV, Class B(1)	166,700	385,488
Promotora y Operadora de Infraestructura SAB de CV	416,700	4,399,492
Telesites SAB de CV(1)	2,436,230	1,875,670
Ternium SA ADR	70,322	2,175,059
TV Azteca SAB de CV, Series CPO	1,018,565	186,821
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	7,006,479

		$217,131,454

Morocco — 0.7%
Attijariwafa Bank	81,912	$4,033,682
Banque Centrale Populaire	74,120	2,355,815
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,030	239,713
BMCE Bank	66,776	1,449,374
Cosumar	49,362	1,518,211
Delta Holding SA	35,000	115,058
Douja Promotion Groupe Addoha SA	372,601	1,704,312
Label Vie	5,348	924,362
LafargeHolcim Maroc SA	18,125	3,431,859
Lesieur Cristal	38,360	671,082
Managem SA	8,618	1,552,573
Maroc Telecom	358,271	5,202,868
Samir(1)(2)	19,247	0
Societe d’Exploitation des Ports	28,600	416,921
Sonasid(1)	5,872	441,704
Taqa Morocco	26,192	2,303,122
Wafa Assurance	716	367,795

		$26,728,451

Nigeria — 0.4%
Access Bank PLC	14,469,911	$387,164
Afriland Properties PLC(1)(2)	1,112,557	9,111
Dangote Cement PLC	2,191,891	1,281,482
Dangote Sugar Refinery PLC	4,385,654	165,876
Diamond Bank PLC(1)	12,314,600	37,691
Ecobank Transnational, Inc.	12,099,560	586,670

Security	Shares	Value
FBN Holdings PLC	27,727,599	$435,900
FCMB Group PLC	21,258,724	63,214
Fidelity Bank PLC	15,112,844	56,278
Flour Mills of Nigeria PLC	1,874,895	135,744
Forte Oil PLC(1)	2,086,402	291,506
Guaranty Trust Bank PLC	20,343,994	2,263,254
Guiness Nigeria PLC	1,245,140	338,763
Lafarge Africa PLC	3,897,771	546,562
Lekoil, Ltd.(1)	1,110,205	256,386
Nestle Nigeria PLC	388,412	1,319,379
Nigerian Breweries PLC	4,077,383	1,837,830
Oando PLC(1)	14,592,401	239,682
PZ Cussons Nigeria PLC	950,083	65,202
SEPLAT Petroleum Development Co. PLC(1)(3)	728,540	1,086,787
Skye Bank PLC(1)	17,576,580	25,942
Stanbic IBTC Holdings PLC	1,857,245	204,074
Transnational Corp. of Nigeria PLC(1)	22,334,373	84,703
UAC of Nigeria PLC	4,061,181	170,326
Unilever Nigeria PLC	2,074,728	251,404
United Bank for Africa PLC	25,390,531	610,896
Zenith Bank PLC	21,731,635	1,420,332

		$14,172,158

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	166,191	$58,345
Al Maha Petroleum Products Marketing Co., LLC	36,500	111,839
Bank Dhofar SAOG	1,976,068	1,087,848
Bank Muscat SAOG	3,258,638	3,331,902
Bank Nizwa SAOG(1)	941,624	224,615
Bank Sohar SAOG	4,780,831	1,982,108
Dhofar International Development & Investment Holding SAOG(1)	316,407	271,858
Galfar Engineering & Contracting SAOG(1)	1,569,283	370,555
HSBC Bank Oman SAOG	2,331,977	726,686
National Bank of Oman SAOG	2,668,462	1,440,360
Oman Cables Industry SAOG	192,264	739,668
Oman Cement Co. SAOG	956,735	1,026,433
Oman Flour Mills Co. SAOG	543,700	1,253,230
Oman Telecommunications Co. SAOG	1,348,933	4,499,259
Ominvest	1,531,268	1,855,913
Ooredoo	1,374,678	1,711,403
Raysut Cement Co. SAOG	523,326	1,254,721
Renaissance Services SAOG(1)	1,561,017	935,868
Sembcorp Salalah Power & Water Co.	554,425	321,127
Shell Oman Marketing Co. SAOG	66,100	307,240

		$23,510,978

Pakistan — 1.1%
Adamjee Insurance Co., Ltd.	549,644	$328,762
Attock Petroleum, Ltd.	103,400	607,174
Bank AL Habib, Ltd.	309,500	169,336
Bank Alfalah, Ltd.(1)	1,609,394	647,946
Bank of Punjab, (The)(1)	2,431,500	228,481
Cherat Cement Co., Ltd.	236,000	268,047
D.G. Khan Cement Co., Ltd.	528,320	736,669

Security	Shares	Value
Engro Corp., Ltd.	443,116	$1,275,533
Engro Fertilizers, Ltd.	706,500	421,752
Engro Foods, Ltd.	467,100	421,579
Fatima Fertilizer Co., Ltd.	952,500	311,391
Fauji Cement Co., Ltd.	1,338,000	414,291
Fauji Fertilizer Bin Qasim, Ltd.	841,000	285,949
Fauji Fertilizer Co., Ltd.	1,196,614	944,237
Ferozsons Laboratories, Ltd.	32,400	92,585
Habib Bank, Ltd.	1,179,133	2,022,896
Hascol Petroleum, Ltd.	139,100	370,646
Honda Atlas Cars Pakistan, Ltd.	41,079	210,530
Hub Power Co., Ltd.	3,353,400	3,560,362
Indus Motor Co., Ltd.	41,980	682,077
International Steels, Ltd.	135,000	155,370
K-Electric, Ltd.(1)	10,456,000	698,666
Kot Addu Power Co., Ltd.	1,728,500	1,244,419
Lucky Cement, Ltd.	329,700	1,768,727
Maple Leaf Cement Factory, Ltd.	362,000	287,456
Mari Petroleum Co., Ltd.	29,192	416,123
MCB Bank, Ltd.	1,447,325	2,844,055
Millat Tractors, Ltd.	119,329	1,412,107
National Bank of Pakistan	1,144,026	533,082
Nishat Mills, Ltd.	2,017,480	2,773,127
Oil & Gas Development Co., Ltd.	1,325,500	1,866,029
Packages, Ltd.	44,150	238,844
Pak Elektron, Ltd.	1,144,000	825,331
Pak Suzuki Motor Co., Ltd.	121,600	529,104
Pakistan Oilfields, Ltd.	215,100	1,089,733
Pakistan Petroleum, Ltd.	1,063,002	1,761,638
Pakistan State Oil Co., Ltd.	384,947	1,615,141
Pakistan Telecommunication Co., Ltd.	2,767,500	393,854
Pioneer Cement, Ltd.	233,500	201,299
Searle Co., Ltd. (The)	584,214	2,240,709
SUI Northern Gas Pipelines, Ltd.(1)	525,500	668,312
SUI Southern Gas Co., Ltd.(1)	2,055,152	707,052
Thal, Ltd.	121,600	634,456
TRG Pakistan(1)	2,295,587	804,547
United Bank, Ltd.	673,325	1,201,908

		$40,911,332

Panama — 0.3%
Copa Holdings SA, Class A	80,908	$10,075,473

		$10,075,473

Peru — 1.6%
Alicorp SAA	3,179,356	$9,028,498
BBVA Banco Continental SA	575,620	758,230
Cementos Pacasmayo SAA	174,644	449,396
Cia de Minas Buenaventura SA ADR	280,456	3,587,032
Cia Minera Milpo SA(1)	815,683	1,174,400
Credicorp, Ltd.	95,296	19,537,586
Enel Generacion Peru SAA	2,930,732	2,114,286
Ferreycorp SAA	4,175,192	2,724,286
Fossal SAA(1)	44,331	4,889

Security	Shares	Value
Grana y Montero SAA(1)	1,585,913	$1,496,328
Intercorp Financial Services, Inc.	54,000	1,998,540
Luz del Sur SAA	108,968	400,568
Minsur SA(1)	1,034,898	507,241
Refineria La Pampilla SA Relapasa(1)	681,460	52,189
Sociedad Minera Cerro Verde SAA(1)	35,235	845,640
Southern Copper Corp.	326,255	12,971,899
Union Andina de Cementos SAA	278,400	243,058

		$57,894,066

Philippines — 2.6%
Aboitiz Equity Ventures, Inc.	2,284,250	$3,296,657
Aboitiz Power Corp.	3,401,900	2,871,452
Alliance Global Group, Inc.	2,897,300	914,826
Ayala Corp.	201,738	3,855,396
Ayala Land, Inc.	4,584,708	3,931,625
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,530,498
BDO Unibank, Inc.	1,400,019	3,605,839
Bloomberry Resorts Corp.(1)	14,372,500	3,028,368
CEMEX Holdings Philippines, Inc.(1)(3)	3,723,800	368,831
Century Pacific Food, Inc.	1,007,500	335,355
Cosco Capital, Inc.	1,868,100	312,007
D&L Industries, Inc.	4,542,000	903,404
DMCI Holdings, Inc.	2,556,500	784,963
Emperador, Inc.	3,420,000	487,230
Energy Development Corp.	14,742,350	1,632,541
Filinvest Land, Inc.	16,105,546	644,148
First Gen Corp.	2,648,860	987,165
First Philippine Holdings Corp.	403,650	540,041
Global Ferronickel Holdings, Inc.(1)	7,230,000	396,892
Globe Telecom, Inc.	68,575	2,770,671
GMA Holdings, Inc. PDR	1,242,100	140,553
GT Capital Holdings, Inc.	54,000	1,234,872
International Container Terminal Services, Inc.	551,900	1,132,335
JG Summit Holdings, Inc.	2,048,150	3,024,294
Jollibee Foods Corp.	1,132,220	5,433,927
Lopez Holdings Corp.	8,390,900	999,092
LT Group, Inc.	1,987,400	688,682
Manila Electric Co.	464,684	2,588,586
Manila Water Co.	1,474,000	896,730
Megaworld Corp.	10,700,000	1,102,955
Melco Resorts And Entertainment (Philippines) Corp.(1)	10,101,200	1,509,725
Metro Pacific Investments Corp.	10,567,300	1,395,285
Metro Retail Stores Group, Inc.	1,991,000	166,900
Metropolitan Bank & Trust Co.	804,523	1,371,394
Nickel Asia Corp.	9,129,938	1,186,874
Petron Corp.	2,395,000	494,346
Philex Mining Corp.	3,645,900	598,169
PLDT, Inc.	203,575	6,647,006
Puregold Price Club, Inc.	1,964,200	2,016,138
Robinsons Land Corp.	1,290,000	643,407
Robinsons Retail Holdings, Inc.	1,077,190	2,101,013
San Miguel Corp.	484,300	936,902
Security Bank Corp.	248,900	1,192,958

Security	Shares	Value
Semirara Mining & Power Corp.	3,919,320	$3,604,564
SM Investments Corp.	354,720	6,170,685
SM Prime Holdings, Inc.	9,291,350	6,307,666
SSI Group, Inc.(1)	2,093,000	175,585
Travellers International Hotel Group, Inc.	3,644,200	276,094
Universal Robina Corp.	1,964,140	5,916,339
Vista Land & Lifescapes, Inc.	6,128,000	767,867
Xurpas, Inc.	833,800	97,534

		$95,016,386

Poland — 3.0%
Alior Bank SA(1)	98,462	$1,849,336
AmRest Holdings SE(1)	24,441	2,434,238
Asseco Poland SA	309,112	3,923,394
Bank Handlowy w Warszawie SA	44,485	842,845
Bank Millennium SA(1)	697,490	1,341,542
Bank Pekao SA	150,085	5,270,036
Bank Zachodni WBK SA	19,704	1,887,824
Boryszew SA(1)	350,000	959,655
Budimex SA	50,276	3,019,224
CCC SA	27,466	2,078,356
CD Projekt SA	49,801	1,588,373
Ciech SA(1)	40,900	730,583
Cyfrowy Polsat SA	551,626	3,924,258
Enea SA	145,490	590,581
Energa SA	389,300	1,431,016
Eurocash SA	288,203	3,053,908
Getin Noble Bank SA(1)	530,473	210,960
Globe Trade Centre SA	183,554	474,691
Grupa Azoty SA	31,054	679,134
Grupa Kety SA	1,241	137,038
Grupa Lotos SA	116,903	1,915,003
ING Bank Slaski SA(1)	15,900	892,538
Jastrzebska Spolka Weglowa SA(1)	164,142	4,343,542
KGHM Polska Miedz SA	230,446	7,423,578
KRUK SA	21,183	1,703,537
LPP SA	1,852	4,148,495
Lubelski Wegiel Bogdanka SA	10,688	219,630
mBank SA(1)	22,522	2,589,493
Medicalgorithmics SA	1,784	122,453
Netia SA	610,010	639,147
Orange Polska SA(1)	2,339,445	3,394,265
Orbis SA	131,300	3,418,584
PGE SA(1)	2,425,400	8,846,333
PKP Cargo SA(1)	1,620	25,531
Polski Koncern Naftowy ORLEN SA	312,755	10,435,512
Polskie Gornictwo Naftowe i Gazownictwo SA	2,209,947	4,114,849
Powszechna Kasa Oszczednosci Bank Polski SA(1)	792,665	7,684,535
Powszechny Zaklad Ubezpieczen SA	531,731	6,710,933
Synthos SA	418,000	589,352
Tauron Polska Energia SA(1)	3,658,454	3,761,678

		$109,405,980

Security	Shares	Value
Qatar — 1.3%
Aamal Co. QSC	97,022	$222,586
Al Khalij Commercial Bank PQSC	23,006	76,548
Al Meera Consumer Goods Co.	16,300	629,715
Barwa Real Estate Co.	295,049	2,547,925
Commercial Bank PQSC (The)(1)	194,625	1,526,434
Doha Bank QPSC	154,273	1,205,614
Gulf International Services QSC	169,144	911,037
Gulf Warehousing Co.	32,900	378,811
Industries Qatar	204,177	5,050,540
Masraf Al Rayan QSC	348,259	3,479,360
Mazaya Qatar Real Estate Development QSC(1)	137,946	371,067
Medicare Group	34,182	650,530
Ooredoo QSC	233,532	5,213,372
Qatar Electricity & Water Co. QSC	75,180	3,537,091
Qatar First Bank(1)	153,900	296,829
Qatar Gas Transport Co., Ltd.	751,391	3,196,325
Qatar Insurance Co.	129,007	1,821,205
Qatar International Islamic Bank	32,210	444,065
Qatar Islamic Bank	69,898	1,714,632
Qatar National Bank QPSC	218,657	7,182,923
Qatar National Cement Co. QSC	32,334	565,468
Qatar Navigation QSC	79,551	1,187,178
Qatari Investors Group	63,900	635,425
Salam International Investment, Ltd. QSC	30,886	65,823
United Development Co. QSC	435,762	1,746,087
Vodafone Qatar QSC(1)	694,900	1,591,811

		$46,248,401

Romania — 0.8%
Antibiotice SA	1,843,129	$263,809
Banca Transilvania SA	20,112,668	11,494,889
BRD-Groupe Societe Generale SA	1,094,113	3,505,778
OMV Petrom SA	50,671,803	3,769,629
Societatea Energetica Electrica SA	487,300	1,613,073
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,706,900
Societatea Nationala Nuclearelectrica SA	322,130	609,259
Transelectrica SA	247,700	1,822,395
Transgaz SA Medias	14,233	1,450,001

		$27,235,733

Russia — 6.5%
Aeroflot PJSC	1,448,730	$4,632,322
Alrosa PJSC	2,707,900	3,844,873
Etalon Group PLC GDR(4)	98,319	406,259
Evraz PLC	568,676	2,387,925
Federal Grid Co. Unified Energy System PJSC	1,439,720,600	4,289,872
Gazprom PJSC ADR	4,211,971	17,674,260
Globaltrans Investment PLC GDR(4)(5)	35,100	328,536
Globaltrans Investment PLC GDR(4)(5)	236,017	2,210,422
Inter RAO UES PJSC	28,782,000	1,868,492
Lenta, Ltd. GDR(1)(4)	371,877	2,298,878
LSR Group PJSC GDR(4)	62,005	182,395
Lukoil PJSC ADR(5)	27,300	1,447,719

Security	Shares	Value
Lukoil PJSC ADR(5)	274,897	$14,579,224
Luxoft Holding, Inc.(1)	15,500	740,900
Magnit PJSC	108,764	19,061,955
Magnitogorsk Iron & Steel Works PJSC	1,708,700	1,281,340
Mail.ru Group, Ltd. GDR(1)(4)	261,010	8,608,361
MegaFon PJSC GDR(4)(5)	36,000	413,640
MegaFon PJSC GDR(4)(5)	155,915	1,794,228
MMC Norilsk Nickel PJSC ADR(5)	85,048	1,462,826
MMC Norilsk Nickel PJSC ADR(5)	645,862	11,130,122
Mobile TeleSystems PJSC	2,364,243	11,540,016
Moscow Exchange MICEX-RTS PJSC	1,645,350	3,312,868
Mosenergo PJSC	12,772,962	670,080
Novatek PJSC GDR(4)(5)	3,700	434,010
Novatek PJSC GDR(4)(5)	43,873	5,154,882
Novolipetsk Steel PJSC GDR(4)	118,024	2,688,426
PhosAgro PJSC GDR(4)(5)	77,473	1,104,562
PhosAgro PJSC GDR(4)(5)	16,200	230,850
PIK Group PJSC(1)	113,450	620,198
Polymetal International PLC	300,059	3,387,214
QIWI PLC ADR	134,500	2,278,430
Rosneft Oil Co. PJSC GDR(4)(5)	126,600	703,263
Rosneft Oil Co. PJSC GDR(4)(5)	738,057	4,106,897
Rosseti PJSC	159,516,873	2,801,971
Rostelecom PJSC	808,238	973,470
Rostelecom PJSC ADR	31,284	234,630
RusHydro PJSC	301,400,952	4,499,629
Sberbank of Russia PJSC	8,387,670	28,085,744
Severstal PJSC GDR(4)	219,504	3,285,365
Sistema PJSC FC	6,888,800	1,590,388
Sistema PJSC FC GDR(4)	166,806	800,007
Surgutneftegas OJSC ADR(5)	92,800	470,496
Surgutneftegas OJSC ADR(5)	643,884	3,263,240
Surgutneftegas OJSC ADR, PFC Shares	73,700	381,029
Surgutneftegas OJSC, PFC Shares	5,393,317	2,771,583
Tatneft PJSC ADR(5)	18,000	778,320
Tatneft PJSC ADR(5)	166,895	7,140,106
Transneft PJSC, PFC Shares	1,225	3,777,440
Unipro PJSC	9,801,000	411,622
United Co. RUSAL PLC	647,000	490,392
United Wagon Co. PJSC(1)	29,700	376,199
VEON, Ltd. ADR	921,930	3,853,667
VTB Bank PJSC	1,899,530,000	2,035,989
VTB Bank PJSC GDR(4)	486,602	1,047,813
X5 Retail Group NV GDR(1)(4)	226,978	10,191,294
Yandex NV, Class A(1)	488,900	16,109,255

		$232,245,894

Slovenia — 0.7%
Cinkarna Celje DD	5,206	$1,107,524
Gorenje DD	120,554	829,009
KRKA DD	158,974	10,380,900
Luka Koper	34,436	1,261,181
Petrol	15,934	6,766,451
Pozavarovalnica Sava DD	64,657	1,244,941

Security	Shares	Value
Telekom Slovenije DD	27,595	$2,644,188
Zavarovalnica Triglav DD	70,194	2,274,334

		$26,508,528

South Africa — 5.2%
AECI, Ltd.	108,017	$811,434
African Phoenix Investments, Ltd.(1)	959,888	44,565
African Rainbow Minerals, Ltd.	33,300	251,080
Anglo American Platinum, Ltd.(1)	15,100	385,684
AngloGold Ashanti, Ltd.	70,634	663,607
AngloGold Ashanti, Ltd. ADR	79,199	735,759
Aspen Pharmacare Holdings, Ltd.	301,772	6,770,125
Assore, Ltd.	24,358	498,573
Astral Foods, Ltd.	26,100	331,740
Aveng, Ltd.(1)	697,596	149,136
AVI, Ltd.	228,000	1,650,131
Barclays Africa Group, Ltd.	203,773	2,091,516
Barloworld, Ltd.	463,800	4,269,244
Bid Corp., Ltd.	455,103	10,208,871
Bidvest Group, Ltd. (The)	455,103	5,804,009
Clicks Group, Ltd.	218,200	2,541,587
DataTec, Ltd.	305,900	1,296,162
Discovery, Ltd.	221,254	2,300,808
Exxaro Resources, Ltd.	92,500	842,304
FirstRand, Ltd.	956,285	3,677,261
Foschini Group, Ltd. (The)	104,323	1,046,427
Gold Fields, Ltd.	255,380	1,104,422
Grindrod, Ltd.(1)	350,600	357,763
Growthpoint Properties, Ltd.	1,244,700	2,235,415
Harmony Gold Mining Co., Ltd.	38,100	68,255
Hosken Consolidated Investments, Ltd.	33,700	325,733
Hyprop Investments, Ltd.	65,400	510,260
Impala Platinum Holdings, Ltd.(1)	133,586	306,295
Imperial Holdings, Ltd.	130,900	1,849,609
Investec, Ltd.	156,600	1,133,140
JSE, Ltd.	45,700	418,431
Kumba Iron Ore, Ltd.	22,200	361,533
Lewis Group, Ltd.	39,800	87,974
Liberty Holdings, Ltd.	67,700	526,080
Life Healthcare Group Holdings, Ltd.	709,548	1,239,871
Massmart Holdings, Ltd.	48,804	401,591
MMI Holdings, Ltd.	554,133	709,476
Mondi, Ltd.	134,531	3,594,884
Montauk Holdings, Ltd.	40,451	97,232
Mr Price Group, Ltd.	188,400	2,505,562
MTN Group, Ltd.	2,099,580	19,304,523
Murray & Roberts Holdings, Ltd.	689,700	813,695
Nampak, Ltd.(1)	677,282	881,385
Naspers, Ltd., Class N	125,876	27,210,946
Nedbank Group, Ltd.	141,600	2,118,722
Netcare, Ltd.	659,100	1,162,307
Northam Platinum, Ltd.(1)	298,659	1,033,275
Novus Holdings, Ltd.	43,538	20,864
Pick’n Pay Stores, Ltd.	213,731	909,519

Security	Shares	Value
Rand Merchant Investment Holdings, Ltd.	449,000	$1,374,473
Redefine Properties, Ltd.	1,959,096	1,546,249
Remgro, Ltd.	237,905	3,610,608
Reunert, Ltd.	401,800	2,015,215
RMB Holdings, Ltd.	520,200	2,438,380
Sanlam, Ltd.	883,390	4,413,247
Santam, Ltd.	27,610	523,892
Sappi, Ltd.	593,587	4,042,761
Sasol, Ltd.	446,059	12,206,299
Shoprite Holdings, Ltd.	419,647	6,413,710
Sibanye-Stillwater	1,052,080	1,182,069
SPAR Group, Ltd. (The)	79,260	978,765
Standard Bank Group, Ltd.	605,849	7,068,158
Steinhoff International Holdings NV	1,020,600	4,552,563
Sun International, Ltd.	33,860	128,311
Telkom SA SOC, Ltd.	333,000	1,458,763
Tiger Brands, Ltd.	207,487	5,784,822
Tongaat Hulett, Ltd.	25,322	215,504
Truworths International, Ltd.	299,341	1,706,794
Vodacom Group, Ltd.	444,200	5,284,347
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,211,683
Woolworths Holdings, Ltd.	355,542	1,574,294

		$187,389,692

South Korea — 5.7%
AMOREPACIFIC Corp.	10,613	$2,409,203
AMOREPACIFIC Group	19,571	2,113,289
BNK Financial Group, Inc.	55,807	488,023
Bukwang Pharmaceutical Co., Ltd.	33,651	656,041
Cell Biotech Co., Ltd.	7,242	249,244
Celltrion, Inc.(1)	50,028	6,215,661
Chabiotech Co., Ltd.(1)	115,772	1,183,938
Cheil Worldwide, Inc.	38,050	605,634
CJ CheilJedang Corp.	3,500	1,083,736
CJ Corp.	7,083	1,057,092
CJ Logistics Corp.(1)	4,378	625,826
CJ O Shopping Co., Ltd.	1,122	194,036
Coway Co., Ltd.	15,560	1,279,028
Daelim Industrial Co., Ltd.	6,870	481,679
Daesang Corp.	29,700	576,660
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	379,135
Daewoo Industrial Development Co., Ltd.(1)	3,501	4,585
DGB Financial Group Co., Ltd.	64,880	595,485
Dong-A ST Co., Ltd.	5,069	363,211
Dongbu Insurance Co., Ltd.	9,442	603,236
Doosan Corp.	4,600	571,540
E-MART, Inc.	8,311	1,516,050
Green Cross Corp.	2,863	502,382
Green Cross Holdings Corp.	9,800	327,456
GS Engineering & Construction Corp.(1)	35,833	836,803
GS Holdings Corp.	47,154	2,708,376
Hana Financial Group, Inc.	64,225	2,664,487
Hanjin Kal Corp.(1)	8,977	165,365
Hanjin Transportation Co., Ltd.	10,500	274,466

Security	Shares	Value
Hankook Tire Co., Ltd.	27,617	$1,454,317
Hanmi Pharmaceutical Co., Ltd.(1)	3,039	1,209,193
Hanmi Science Co., Ltd.(1)	24,427	1,965,055
Hanwha Chemical Corp.	65,820	1,872,736
Hanwha Corp.	27,900	1,075,490
Hotel Shilla Co., Ltd.	12,750	648,446
Hyosung Corp.	18,800	2,395,793
Hyundai Construction Equipment Co., Ltd.(1)	112	36,604
Hyundai Department Store Co., Ltd.	5,600	432,658
Hyundai Development Co. Engineering & Construction	26,580	830,937
Hyundai Electric & Energy System Co., Ltd.(1)	116	23,290
Hyundai Engineering & Construction Co., Ltd.	26,794	900,337
Hyundai Glovis Co., Ltd.	11,450	1,482,011
Hyundai Heavy Industries Co., Ltd.(1)	1,784	227,098
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	569,132
Hyundai Mobis Co., Ltd.	12,626	2,650,928
Hyundai Motor Co.	33,990	4,471,452
Hyundai Motor Co., Second PFC Shares	3,773	338,210
Hyundai Robotics Co., Ltd.(1)	379	141,512
Hyundai Steel Co.	49,615	2,295,760
Hyundai Wia Corp.	6,700	382,578
InBody Co., Ltd.	11,574	290,832
Industrial Bank of Korea	71,500	901,355
Kangwon Land, Inc.	36,658	1,121,594
KB Financial Group, Inc.	81,707	4,019,912
KB Financial Group, Inc. ADR	7,488	367,137
KCC Corp.	1,710	560,253
Kia Motors Corp.	64,887	1,795,216
KIWOOM Securities Co., Ltd.	8,011	507,793
Korea Electric Power Corp.	262,607	8,922,153
Korea Gas Corp.(1)	15,047	554,013
Korea Investment Holdings Co., Ltd.	10,700	574,006
Korea Zinc Co., Ltd.	5,700	2,469,690
Korean Air Lines Co., Ltd.(1)	18,577	500,793
Korean Reinsurance Co.	52,474	520,478
KT Corp.	87,949	2,242,181
KT&G Corp.	49,980	4,612,189
Kumho Petrochemical Co., Ltd.	4,900	309,557
LG Chem, Ltd.	23,459	8,059,386
LG Corp.	45,183	3,190,444
LG Display Co., Ltd.	33,200	889,364
LG Electronics, Inc.	9,019	651,364
LG Hausys, Ltd.	4,611	359,597
LG Household & Health Care, Ltd.	3,800	3,109,749
LG Uplus Corp.	278,220	3,248,419
Lotte Chemical Corp.	10,200	3,377,211
LOTTE Fine Chemical Co., Ltd.	10,800	390,458
Lotte Shopping Co., Ltd.	4,500	973,232
LS Corp.	7,030	485,070
LS Industrial Systems Co., Ltd.	4,500	213,084
Macrogen, Inc.(1)	13,950	291,048
Medy-Tox, Inc.	5,201	2,253,899
Mirae Asset Daewoo Co., Ltd.	118,556	1,023,004

Security	Shares	Value
Naver Corp.	3,131	$2,042,763
NCsoft Corp.	5,300	2,154,742
NH Investment & Securities Co., Ltd.	51,222	611,759
Nong Shim Co., Ltd.	1,100	329,845
OCI Co., Ltd.	1,020	91,504
Orion Corp.(1)	7,895	668,630
Orion Holdings Corp.	4,104	81,480
Osstem Implant Co., Ltd.(1)	12,166	742,929
POSCO	23,524	6,536,954
Posco Daewoo Corp.	10,502	177,466
S-Oil Corp.	24,372	2,721,914
S1 Corp.	10,130	790,500
Samsung Biologics Co., Ltd.(1)(3)	8,264	2,445,308
Samsung C&T Corp.	21,421	2,532,441
Samsung Card Co., Ltd.	10,660	343,740
Samsung Electro-Mechanics Co., Ltd.	16,480	1,472,922
Samsung Electronics Co., Ltd.	11,354	25,549,021
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,147,464
Samsung Heavy Industries Co., Ltd.(1)	9,500	93,205
Samsung Life Insurance Co., Ltd.	23,664	2,339,110
Samsung SDI Co., Ltd.	7,925	1,378,866
Samsung Securities Co., Ltd.	14,212	430,276
Seegene, Inc.(1)	19,291	464,493
Shinhan Financial Group Co., Ltd.	102,298	4,521,393
Shinsegae, Inc.	2,179	371,177
SK Chemicals Co., Ltd.	12,100	691,608
SK Holdings Co., Ltd.	6,366	1,605,525
SK Hynix, Inc.	58,370	4,256,941
SK Innovation Co., Ltd.	67,596	11,781,578
SK Telecom Co., Ltd.	33,743	7,529,033
SK Telecom Co., Ltd. ADR	19,826	487,521
ViroMed Co., Ltd.(1)	12,347	1,267,216
Woori Bank	20,809	324,865
Yuhan Corp.	7,108	1,283,600
Zyle Daewoo Motor Sales Corp.(1)	4,895	5,983

		$205,193,457

Sri Lanka — 0.7%
Access Engineering PLC	3,828,963	$648,390
Aitken Spence PLC	867,213	323,184
Ceylon Tobacco Co. PLC	96,609	613,170
Chevron Lubricants Lanka PLC	1,378,614	1,102,863
Commercial Bank of Ceylon PLC	3,143,059	2,854,814
DFCC Bank PLC	648,984	504,429
Dialog Axiata PLC	15,786,381	1,246,332
Hatton National Bank PLC	1,685,388	2,586,032
Hemas Holdings PLC	1,663,050	1,293,583
John Keells Holdings PLC	5,864,940	6,237,113
Melstacorp PLC	6,203,001	2,394,998
National Development Bank PLC	1,091,963	908,966
Nations Trust Bank PLC	934,186	487,555
Nestle Lanka PLC	14,336	159,198
Sampath Bank PLC	861,000	1,744,505
Teejay Lanka PLC	1,870,121	476,967

		$23,582,099

Security	Shares	Value
Taiwan — 5.9%
Acer, Inc.	948,490	$474,704
Advanced Semiconductor Engineering, Inc.	1,338,830	1,642,301
Advantech Co., Ltd.	225,963	1,613,116
Altek Corp.	206,437	189,105
Ambassador Hotel	221,000	171,322
AmTRAN Technology Co., Ltd.	376,765	204,052
Asia Cement Corp.	1,183,967	1,046,014
Asia Optical Co., Inc.	187,913	693,993
Asustek Computer, Inc.	216,174	1,781,448
AU Optronics Corp.	3,013,925	1,211,253
AU Optronics Corp. ADR	33,754	136,366
Capital Securities Corp.	605,143	202,667
Catcher Technology Co., Ltd.	215,100	2,012,115
Cathay Financial Holding Co., Ltd.	2,145,019	3,418,304
Cathay Real Estate Development Co., Ltd.	462,000	254,718
Chang Hwa Commercial Bank, Ltd.	2,075,275	1,123,403
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,568,869
Cheng Uei Precision Industry Co., Ltd.	149,516	207,241
Chicony Electronics Co., Ltd.	160,516	381,768
China Airlines, Ltd.(1)	940,963	355,389
China Development Financial Holding Corp.	5,090,106	1,530,060
China Life Insurance Co., Ltd.	490,226	462,308
China Motor Corp.	1,026,930	906,531
China Petrochemical Development Corp.(1)	1,522,857	699,809
China Steel Corp.	6,433,886	5,172,295
Chipbond Technology Corp.	240,000	401,514
Chong Hong Construction Co., Ltd.	165,761	382,071
Chunghwa Telecom Co., Ltd.	2,476,909	8,532,778
Clevo Co.	206,579	200,943
Compal Electronics, Inc.	1,488,557	1,058,858
Coretronic Corp.	169,387	198,237
CTBC Financial Holding Co., Ltd.	6,143,273	3,856,128
Delta Electronics, Inc.	434,356	2,241,043
E.Sun Financial Holding Co., Ltd.	2,823,431	1,687,404
Elan Microelectronics Corp.	142,410	197,230
Epistar Corp.(1)	321,439	410,218
Eternal Materials Co., Ltd.	363,142	369,591
EVA Airways Corp.	1,821,478	889,379
Evergreen Marine Corp.(1)	1,171,314	677,154
Everlight Chemical Industrial Corp.	379,054	235,188
Everlight Electronics Co., Ltd.	103,212	163,290
Far Eastern Department Stores, Ltd.	1,496,944	753,485
Far Eastern International Bank	1,036,926	323,657
Far Eastern New Century Corp.	2,069,313	1,640,755
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,853,478
Faraday Technology Corp.	262,329	364,944
Feng Hsin Steel Co., Ltd.	172,000	299,192
FIH Mobile, Ltd.	1,168,000	369,608
First Financial Holding Co., Ltd.	3,547,918	2,278,722
Formosa Chemicals & Fibre Corp.	1,780,214	5,420,885
Formosa International Hotels Corp.	40,132	203,877
Formosa Petrochemical Corp.	985,153	3,402,851
Formosa Plastics Corp.	2,620,853	7,947,713

Security	Shares	Value
Formosa Taffeta Co., Ltd.	545,000	$548,767
Formosan Rubber Group, Inc.	364,500	184,130
Foxconn Technology Co., Ltd.	340,221	984,604
Fubon Financial Holding Co., Ltd.	1,538,833	2,404,842
Giant Manufacturing Co., Ltd.	228,093	1,073,703
Gintech Energy Corp.(1)	320,371	183,356
Goldsun Building Materials Co., Ltd.(1)	617,053	185,800
Great Wall Enterprise Co., Ltd.	321,362	339,724
Highwealth Construction Corp.	325,556	432,730
Hiwin Technologies Corp.	188,603	1,669,149
Hon Hai Precision Industry Co., Ltd.	2,955,636	10,264,643
Hotai Motor Co., Ltd.	98,000	1,131,634
HTC Corp.(1)	246,311	617,506
Hua Nan Financial Holdings Co., Ltd.	2,980,039	1,618,416
Huaku Development Co., Ltd.	187,010	408,682
Innolux Corp.	2,855,987	1,336,844
Inventec Corp.	1,330,753	985,283
King Yuan Electronics Co., Ltd.	711,274	699,202
Kinsus Interconnect Technology Corp.	166,280	391,950
Largan Precision Co., Ltd.	21,042	3,712,125
LCY Chemical Corp.	253,644	338,484
Lite-On Technology Corp.	751,508	1,076,495
Macronix International Corp., Ltd.(1)	499,741	765,469
MediaTek, Inc.	378,371	3,560,430
Mega Financial Holding Co., Ltd.	3,731,240	2,920,606
Merida Industry Co., Ltd.	435,907	1,902,629
Mitac Holdings Corp.	325,498	394,911
Nan Kang Rubber Tire Co., Ltd.	889,819	795,834
Nan Ya Plastics Corp.	3,006,303	7,418,280
Nanya Technology Corp.	311,276	883,390
Novatek Microelectronics Corp., Ltd.	263,479	992,515
Oriental Union Chemical Corp.	453,200	364,458
Pegatron Corp.	553,486	1,441,177
Phison Electronics Corp.	43,692	519,410
Pou Chen Corp.	2,168,764	2,726,784
Powertech Technology, Inc.	366,725	1,059,882
President Chain Store Corp.	619,120	5,225,410
Quanta Computer, Inc.	905,065	2,088,068
Radiant Opto-Electronics Corp.	206,350	484,496
Radium Life Tech Co., Ltd.(1)	342,068	147,875
Realtek Semiconductor Corp.	165,542	571,892
Ruentex Development Co., Ltd.	406,239	373,070
Ruentex Industries, Ltd.	1,161,953	1,725,372
Sanyang Motor Co., Ltd.	1,509,000	1,060,184
Shin Kong Financial Holding Co., Ltd.	3,270,375	981,306
Shin Kong Synthetic Fibers Corp.	965,996	290,209
Siliconware Precision Industries Co., Ltd.	613,260	981,072
Simplo Technology Co., Ltd.	74,292	395,001
Sino-American Silicon Products, Inc.	183,259	381,568
SinoPac Financial Holdings Co., Ltd.	4,334,295	1,298,844
Solar Applied Materials Technology Corp.(1)	290,753	149,222
Synnex Technology International Corp.	684,558	822,686
Tainan Spinning Co., Ltd.	1,445,010	638,997
Taishin Financial Holding Co., Ltd.	3,940,238	1,697,940

Security	Shares	Value
Taiwan Business Bank	2,003,896	$546,267
Taiwan Cement Corp.	1,724,118	1,924,924
Taiwan Cooperative Financial Holding Co., Ltd.	2,547,920	1,316,376
Taiwan Fertilizer Co., Ltd.	436,000	564,992
Taiwan Glass Industry Corp.(1)	252,874	129,079
Taiwan Mobile Co., Ltd.	1,170,052	4,170,257
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	25,755,282
Taiwan Tea Corp.	661,346	347,195
Tatung Co., Ltd.(1)	1,214,645	498,191
Teco Electric & Machinery Co., Ltd.	1,226,000	1,099,539
Tong Yang Industry Co., Ltd.	379,826	776,620
TPK Holding Co., Ltd.(1)	83,515	270,317
Transcend Information, Inc.	63,886	180,840
Tripod Technology Corp.	152,979	530,731
TSRC Corp.	381,087	402,831
TTY Biopharm Co., Ltd.	307,255	900,959
Tung Ho Steel Enterprise Corp.	293,385	233,942
U-Ming Marine Transport Corp.	202,000	228,868
Uni-President Enterprises Corp.	3,855,626	8,084,244
Unimicron Technology Corp.	527,171	284,741
United Microelectronics Corp.	3,348,361	1,677,593
United Microelectronics Corp. ADR	93,397	233,493
Vanguard International Semiconductor Corp.	784,175	1,354,371
Walsin Lihwa Corp.	1,085,980	497,074
Wan Hai Lines, Ltd.	606,375	370,341
Waterland Financial Holdings	1,645,266	492,802
Wistron Corp.	963,584	772,785
WPG Holdings Co., Ltd.	548,136	730,622
Yageo Corp.	118,822	827,601
Yang Ming Marine Transport(1)	521,628	217,376
YFY, Inc.(1)	1,451,414	584,663
Yieh Phui Enterprise Co., Ltd.	1,064,486	396,013
Yuanta Financial Holding Co., Ltd.	4,019,729	1,733,274
Yulon Motor Co., Ltd.	1,212,420	1,038,327

		$211,638,930

Thailand — 3.0%
Advanced Info Service PCL(7)	809,800	$4,640,302
Airports of Thailand PCL(7)	3,468,000	6,145,796
AP Thailand PCL(7)	4,609,660	1,086,919
Bangkok Bank PCL(7)	198,400	1,110,875
Bangkok Dusit Medical Services PCL(7)	6,953,300	4,277,459
Bangkok Expressway & Metro PCL(7)	7,754,354	1,874,488
Banpu PCL(7)	2,037,000	1,077,150
BEC World PCL(7)	1,693,300	828,583
Berli Jucker PCL(7)	2,875,000	4,554,881
Bumrungrad Hospital PCL(7)	676,700	4,365,535
Cal-Comp Electronics (Thailand) PCL(7)	1,957,091	206,847
Central Pattana PCL(7)	972,200	2,275,125
Charoen Pokphand Foods PCL(7)	2,464,100	1,980,302
CP ALL PCL(7)	2,539,200	5,086,298
Delta Electronics (Thailand) PCL(7)	1,516,370	3,975,053
Electricity Generating PCL(7)	382,000	2,692,984
Glow Energy PCL(7)	803,700	2,151,651

Security	Shares	Value
Hana Microelectronics PCL(7)	1,416,900	$2,015,723
Home Product Center PCL(7)	1,565,760	573,769
Indorama Ventures PCL(7)	1,721,800	2,184,820
Intouch Holdings PCL(7)	1,520,200	2,622,266
IRPC PCL(7)	9,870,200	1,867,530
Italian-Thai Development PCL(7)	4,014,629	516,121
Kasikornbank PCL(7)	364,900	2,269,295
KCE Electronics PCL(7)	328,300	984,442
Kiatnakin Bank PCL(7)	555,000	1,162,050
Krung Thai Bank PCL(7)	1,610,225	908,882
Land & Houses PCL(7)	896,600	266,318
Major Cineplex Group PCL(7)	1,728,400	1,579,912
Minor International PCL(7)	3,179,761	3,890,020
Precious Shipping PCL(1)(7)	933,750	317,023
PTT Exploration & Production PCL(7)	1,033,716	2,778,429
PTT Global Chemical PCL(7)	1,519,650	3,512,441
PTT PCL(7)	550,700	6,743,398
Quality House PCL(7)	9,121,583	755,372
Ratchaburi Electricity Generating Holding PCL(7)	578,300	932,078
Samart Corp. PCL(7)	718,600	282,574
Siam Cement PCL(7)	285,200	4,279,877
Siam City Cement PCL(7)	84,087	711,743
Siam Commercial Bank PCL(7)	439,500	2,020,749
Sino-Thai Engineering & Construction PCL(7)	1,387,400	1,073,202
Superblock PCL(1)(7)	8,463,500	330,038
SVI PCL(7)	1,450,800	220,083
Thai Airways International PCL(1)(7)	1,290,500	705,436
Thai Beverage PCL	5,055,800	3,358,144
Thai Oil PCL(7)	812,500	2,255,224
Thai Union Group PCL(7)	2,183,692	1,310,540
Thanachart Capital PCL(7)	460,200	673,347
Thoresen Thai Agencies PCL(7)	2,257,887	667,720
TMB Bank PCL(7)	5,321,200	402,522
Total Access Communication PCL(1)(7)	790,500	1,352,612
TPI Polene PCL(7)	19,506,000	1,311,659
True Corp. PCL(1)(7)	7,849,382	1,438,312
TTCL PCL(7)	254,300	125,136
TTW PCL(7)	4,040,000	1,308,850
WHA Corp. PCL(7)	2,277,900	243,366

		$108,281,271

Turkey — 3.1%
Akbank Turk AS	1,255,845	$3,314,247
Akcansa Cimento AS	90,700	283,479
Aksa Akrilik Kimya Sanayii AS	228,054	761,140
Aksa Enerji Uretim AS(1)	379,400	364,184
Alarko Holding AS	207,704	382,727
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	1,667,754
Arcelik AS	697,159	4,446,187
Aygaz AS	330,198	1,395,896
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	107,452
BIM Birlesik Magazalar AS	377,792	7,877,096
Cimsa Cimento Sanayi ve Ticaret AS	116,200	462,487
Coca-Cola Icecek AS	112,100	1,170,886

Security	Shares	Value
Dogan Sirketler Grubu Holding AS(1)	2,165,468	$527,910
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	331,534
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	735,375	887,411
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	11,474,639	8,634,215
Enka Insaat ve Sanayi AS	1,733,503	2,521,352
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	9,197,594
Ford Otomotiv Sanayi AS	189,160	2,420,676
Gubre Fabrikalari TAS(1)	386,800	504,533
Haci Omer Sabanci Holding AS	749,029	2,106,434
Is Gayrimenkul Yatirim Ortakligi AS	2,333,879	897,063
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	3,600,406	2,292,425
KOC Holding AS	1,034,806	4,747,010
Koza Altin Isletmeleri AS(1)	122,800	1,075,921
Migros Ticaret AS(1)	95,300	688,411
Net Holding AS(1)	282,129	182,083
Petkim Petrokimya Holding AS	1,788,061	3,000,348
Sekerbank TAS(1)	673,641	274,133
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	223,728
TAV Havalimanlari Holding AS	212,009	1,050,595
Tekfen Holding AS	409,091	1,344,521
Tofas Turk Otomobil Fabrikasi AS	299,386	2,594,016
Trakya Cam Sanayii AS	817,924	833,025
Tupras-Turkiye Petrol Rafinerileri AS	471,741	16,098,755
Turk Hava Yollari AO(1)	748,507	1,837,835
Turk Sise ve Cam Fabrikalari AS	1,535,974	1,767,483
Turk Telekomunikasyon AS(1)	1,398,957	2,668,073
Turkcell Iletisim Hizmetleri AS	2,602,229	9,254,869
Turkcell Iletisim Hizmetleri AS ADR	38,494	339,517
Turkiye Garanti Bankasi AS	1,224,400	3,326,744
Turkiye Halk Bankasi AS	412,582	1,403,213
Turkiye Is Bankasi, Class B	824,893	1,569,565
Turkiye Sinai Kalkinma Bankasi AS	1,437,043	560,536
Turkiye Vakiflar Bankasi TAO, Class D	727,198	1,280,205
Ulker Biskuvi Sanayi AS	204,629	1,111,257
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,208,114
Yapi ve Kredi Bankasi AS(1)	656,237	796,189
Yazicilar Holding AS	107,100	588,197

		$112,379,025

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,941,288
Abu Dhabi National Hotels	832,200	587,102
Agthia Group PJSC	623,000	904,081
Air Arabia PJSC	6,041,100	1,879,313
Ajman Bank PJSC(1)	700,948	220,295
Al Waha Capital PJSC	1,401,285	654,593
Aldar Properties PJSC	3,816,500	2,426,146
Arabtec Holding PJSC(1)	1,822,819	1,431,755
Dana Gas PJSC(1)	3,612,782	749,009
DP World, Ltd.	416,236	9,341,237
Dubai Financial Market PJSC(1)	1,713,500	519,130
Dubai Investments PJSC	1,379,272	872,822
Dubai Islamic Bank PJSC	1,037,500	1,710,330
Emaar Properties PJSC	3,506,022	8,120,829

Security		Shares	Value
Emirates Telecommunications Group Co. PJSC		676,655	$3,191,194
First Abu Dhabi Bank PJSC		3,150,589	8,759,096
National Bank of Ras Al-Khaimah PSC (The)		62,608	79,394
National Central Cooling Co. (Tabreed)		1,050,547	591,423
RAK Properties PJSC		1,262,100	237,639
Ras Al Khaimah Co. for White Cement & Construction Materials PSC		732,778	221,289
Union National Bank PJSC		1,180,087	1,365,764

			$47,803,729

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC		1,367,969	$2,264,472
Bao Viet Holdings		371,340	898,645
Danang Rubber JSC		463,076	468,741
Development Investment Construction Corp.(1)		589,411	412,783
FLC Faros Construction JSC(1)		53,922	254,291
FPT Corp.		2	4
Gemadept Corp.(1)		972,649	1,873,111
HAGL JSC(1)		1,153,680	426,444
Hoa Phat Group JSC		3,020,138	5,170,457
KIDO Group Corp.		387,216	716,242
Kinh Bac City Development Share Holding Corp.(1)		590,200	379,161
Masan Group Corp.		684,600	1,661,444
PetroVietnam Construction JSC(1)		870,460	103,371
PetroVietnam Drilling & Well Services JSC(1)		824,017	514,265
PetroVietnam Fertilizer & Chemical JSC		342,540	342,900
PetroVietnam Gas JSC		677,470	2,061,605
Pha Lai Thermal Power JSC		754,210	672,579
Refrigeration Electrical Engineering Corp.		243,788	376,856
Song Da Urban & Industrial Zone Investment and Development JSC		339,950	430,098
Tan Tao Investment & Industry JSC(1)		2,064,767	365,393
Vietnam Construction and Import-Export JSC		459,600	418,743
Vietnam Dairy Products JSC		450,380	2,958,071
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,081,023	879,761
Vingroup JSC(1)		2,199,259	4,954,857
Vinh Son - Song Hinh Hydropower JSC		750,120	606,800

			$29,211,094

Total Common Stocks (identified cost $2,756,088,437)			$3,541,876,081

Equity-Linked Securities(3)(8) — 0.9%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	7/20/20	14,400	$471,533
Al Hammadi Development and Industrial Corp.	8/10/20	62,917	588,463
Al Rajhi Bank	1/22/18	126,533	2,228,581
Al Tayyar	3/5/18	74,582	689,608
Alinma Bank	1/22/18	182,900	853,009
Almarai Co.	7/20/20	86,069	1,635,246
Arab National Bank	3/13/20	96,000	613,608
Bank Albilad	3/5/18	38,550	198,808

Security	Maturity Date	Shares	Value
Banque Saudi Fransi	1/22/18	65,833	$528,399
Company for Cooperative Insurance (The)	7/20/20	27,000	705,212
Dar Al Arkan Real Estate Development	7/20/18	518,953	901,551
Emaar Economic City	4/23/18	205,921	789,604
Etihad Etisalat Co.	11/20/17	156,722	727,582
Fawaz Abdulaziz Alhokair Co.	2/28/20	53,700	619,671
Fitaihi Holding Group	9/14/18	57,200	203,317
Jarir Marketing Co.	1/22/18	26,212	1,077,094
Mobile Telecommunications Co.	4/30/18	251,298	588,351
Mouwasat Medical Services Co.	3/5/18	11,798	499,901
National Agriculture Development Co. (The)	12/11/18	41,405	331,503
National Commercial Bank	11/20/17	32,554	446,623
National Industrialization Co.	8/26/19	175,407	741,358
Rabigh Refining and Petrochemicals Co.	7/20/20	84,000	308,213
Riyad Bank	11/20/17	137,000	429,248
Sahara Petrochemical Co.	9/14/18	101,700	376,682
Samba Financial Group	5/6/20	89,776	574,064
Saudi Airlines Catering Co.	5/28/18	23,421	550,527
Saudi Arabian Fertilizer Co.	7/20/20	24,333	398,072
Saudi Arabian Mining Co.	4/30/18	45,000	626,976
Saudi Basic Industries Corp.	1/22/18	91,400	2,512,792
Saudi British Bank	1/22/18	95,300	687,404
Saudi Cable Co. (1)(2)	7/20/18	75,238	0
Saudi Cement Co.	7/20/18	20,250	226,386
Saudi Ceramic Co.	3/5/18	35,563	250,591
Saudi Chemical Co.	4/23/18	11,900	110,983
Saudi Electricity Co.	1/22/18	329,377	2,101,788
Saudi Ground Services Co.	6/25/18	33,401	384,541
Saudi Industrial Investment Group	12/12/19	49,800	275,548
Saudi International Petrochemicals Co.	1/22/18	67,870	286,126
Saudi Kayan Petrochemical Co.	1/22/18	145,500	350,546
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	445,929
Saudi Telecom Co.	4/23/18	108,000	2,036,081
Saudia Dairy and Foodstuff Co.	6/4/18	5,419	173,979
Savola AB	1/24/20	93,100	1,131,430
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	103,013
Yanbu National Petrochemicals Co.	7/20/20	29,100	462,090

Total Equity-Linked Securities (identified cost $31,635,774)			$30,242,031

Rights(1) — 0.0%(6)

Security		Shares	Value
Hyundai Construction Equipment Co., Ltd., Exp. 11/7/17		35	$2,995
Hyundai Electric & Energy System Co., Ltd., Exp. 11/10/17		36	1,383
Maple Leaf Cement Factory, Ltd., Exp. 10/24/17		45,250	7,652
UMW Oil & Gas Corp. Bhd, Exp. 10/10/17		8,909,171	10,549

Total Rights (identified cost $0)			$22,579

Warrants(1) — 0.0%(6)

Security	Shares	Value
Sunway Bhd, Exp. 10/3/24, Strike MYR 1.86	175,267	$0
Superblock PCL, Exp. 8/31/20, Strike THB 2.50	1,692,700	20,810

Total Warrants (identified cost $0)		$20,810

Short-Term Investments — 0.6%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	$21,519	$21,518,586

Total Short-Term Investments (identified cost $21,518,586)		$21,518,586

Total Investments — 100.1% (identified cost $2,809,242,797)		$3,593,680,087

Other Assets, Less Liabilities — (0.1)%		$(2,635,318)

Net Assets — 100.0%		$3,591,044,769

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $41,608,629 or 1.2% of the Fund’s net assets.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the aggregate value of these securities is $66,494,154 or 1.9% of the Fund’s net assets.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.5%	$376,315,621
Hong Kong Dollar	9.8	353,485,923
Mexican Peso	6.0	214,956,395

Currency	Percentage of Net Assets	Value
Brazilian Real	5.9%	$210,982,218
New Taiwan Dollar	5.9	210,899,463
Indian Rupee	5.9	210,078,818
South Korean Won	5.7	204,343,177
South African Rand	5.1	182,101,370
New Turkish Lira	3.1	112,039,508
Polish Zloty	3.0	109,405,980
Thai Baht	2.9	104,943,937
Malaysian Ringgit	2.8	100,490,805
Indonesian Rupiah	2.7	98,573,226
Russian Ruble	2.7	98,069,852
Euro	2.7	95,980,092
Philippine Peso	2.6	95,016,386
Chilean Peso	2.3	83,810,186
Kuwaiti Dinar	2.0	70,425,449
Yuan Renminbi	1.6	56,414,977
United Arab Emirates Dirham	1.3	47,211,718
Qatari Riyal	1.3	46,248,401
Pakistani Rupee	1.1	40,918,984
Colombian Peso	1.1	40,615,002
Egyptian Pound	1.0	36,675,060
Other currency, less than 1% each	11.1	393,677,539

Total Investments	100.1%	$3,593,680,087

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.5%	$663,077,801
Materials	11.9	427,973,586
Consumer Staples	9.6	345,761,072
Industrials	9.4	338,411,719
Consumer Discretionary	9.2	330,002,591
Telecommunication Services	9.1	327,719,689
Energy	9.1	325,452,652
Information Technology	8.0	286,070,946
Utilities	6.0	215,082,850
Real Estate	4.4	159,081,221
Health Care	4.3	153,527,374
Short-Term Investments	0.6	21,518,586

Total Investments	100.1%	$3,593,680,087

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

Currency Abbreviations:

MYR	-	Malaysian Ringgit

THB	-	Thai Baht

The Fund did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$39,018,054	$1,589,234,359		$421,470	$1,628,673,883
Emerging Europe	36,831,465	626,225,697		271,467	663,328,629
Latin America	695,214,278	—		134,963	695,349,241
Middle East/Africa	3,800,882	550,714,335		9,111	554,524,328
Total Common Stocks	$774,864,679	$2,766,174,391	**	$837,011	$3,541,876,081
Equity-Linked Securities - Saudi Arabia	$—	$30,242,031		$0	$30,242,031
Rights	22,579	—		—	22,579
Warrants	20,810	—		—	20,810
Short-Term Investments	—	21,518,586		—	21,518,586
Total Investments	$774,908,068	$2,817,935,008		$837,011	$3,593,680,087

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. At September 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017